                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07883

                                   ICON FUNDS
               (Exact name of registrant as specified in charter)

             5299 DTC Blvd., Suite 1200, Greenwood Village, CO 80111
               (Address of principal executive offices) (Zip code)

     Erik L. Jonson 5299 DTC Blvd., Suite 1200, Greenwood Village, CO 80111
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 303-790-1600

                   Date of fiscal year end: September 30, 2006

                     Date of reporting period: June 30, 2006

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

     File the schedules as of the close of the reporting period as set forth in Sections 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

SCHEDULE OF INVESTMENTS
ICON CONSUMER DISCRETIONARY FUND
JUNE 30, 2006
(UNAUDITED)

 SHARES OR
 PRINCIPAL
  AMOUNT                                                               VALUE
----------                                                         -------------
             COMMON STOCKS (99.9%)
   279,700   99 Cents Only Stores(a)                               $  2,925,662
   242,700   A.C. Moore Arts & Crafts, Inc.(a)                        3,958,437
   154,000   Aaron Rents, Inc.                                        4,139,520
    42,800   Abercrombie & Fitch Co.                                  2,372,404
    30,600   Advance Auto Parts, Inc.                                   884,340
    72,100   Aeropostale, Inc.(a)                                     2,082,969
    68,300   Aftermarket Technology Corp.(a)                          1,697,255
    98,900   America's Car-Mart, Inc.(a)                              2,008,659
    39,300   American Eagle Outfitters, Inc.                          1,337,772
    37,900   Ann Taylor Stores Corp.(a)                               1,644,102
   209,900   Ashworth, Inc.(a)                                        1,889,100
    55,000   AutoNation, Inc.(a)                                      1,179,200
    31,900   AutoZone, Inc.(a)                                        2,813,580
    15,400   Bed Bath & Beyond, Inc.(a)                                 510,818
    91,500   Big 5 Sporting Goods Corp.                               1,784,250
   159,300   Borders Group, Inc.                                      2,940,678
    27,700   BorgWarner, Inc.                                         1,803,270
   104,600   Brown Shoe Co., Inc.                                     3,564,768
   159,700   Cache, Inc.(a)                                           2,769,198
    52,400   Cavco Industries, Inc.(a)                                2,328,656
   116,800   Christopher & Banks Corp.                                3,387,200
    41,850   Coldwater Creek, Inc.(a)                                 1,119,906
    28,700   Columbia Sportswear Co.(a)                               1,298,962
    85,800   Comcast Corp. -  Class A(a)                              2,809,092
    70,300   Cost Plus, Inc.(a)                                       1,030,598
    42,300   Craftmade International, Inc.                              708,525
    45,500   DaimlerChrysler AG - ADR                                 2,245,880
    52,900   Dick's Sporting Goods, Inc.(a)                           2,094,840
   124,600   Dollar Tree Stores, Inc.(a)                              3,301,900
   101,500   Drew Industries, Inc.(a)                                 3,288,600
    14,700   Eagle Materials, Inc.                                      698,250
    61,000   Ethan Allen Interiors, Inc.                              2,229,550
   127,700   Family Dollar Stores, Inc.                               3,119,711
    87,800   Federated Department Stores, Inc.                        3,213,480
    68,100   Foot Locker, Inc.                                        1,667,769
   121,900   Furniture Brands International, Inc.                     2,540,396
    16,100   GameStop Corp. - Class A(a)                                676,200
   125,500   General Motors Corp.                                     3,738,645
    13,700   Gildan Activewear, Inc. - Class A(a)                       643,900
    55,800   Group 1 Automotive, Inc.                                 3,143,772
    32,100   Guess, Inc.(a)                                           1,340,175
    33,800   Guitar Center, Inc.(a)                                   1,503,086
    46,600   Harley-Davidson, Inc.                                    2,557,874
   253,100   Haverty Furniture Cos., Inc.                             3,971,139
   148,700   Helen of Troy, Ltd.(a)                                   2,736,080
   110,800   Honda Motor Co., Ltd. - ADR                              3,525,656
   100,100   Hooker Furniture Corp.                                   1,678,677
   130,800   Hot Topic, Inc.(a)                                       1,505,508
    46,800   Insight Enterprises, Inc.(a)                               891,540
    32,800   ITT Educational Services, Inc.(a)                        2,158,568
    51,100   J.C. Penney Co., Inc.                                    3,449,761
   132,200   Jackson Hewitt Tax Services, Inc.                        4,144,470
    82,200   Jo-Ann Stores, Inc.(a)                                   1,204,230

    72,500   Johnson Controls, Inc.                                   5,960,950
    76,000   Jos. A. Bank Clothiers, Inc.(a)                          1,820,960
    56,800   Kellwood Co.                                             1,662,536
    59,800   Keystone Automotive Industries, Inc.(a)                  2,524,756
   109,200   Kohl's Corp.(a)                                          6,455,904
   112,100   Lear Corp.                                               2,489,741
   166,000   Leggett & Platt, Inc.                                    4,146,680
   155,300   Libbey, Inc.                                             1,141,455
    60,600   Lifetime Brands, Inc.                                    1,313,202
   102,700   Liz Claiborne, Inc.                                      3,806,062
    61,000   Lowe's Cos., Inc.                                        3,700,870
   219,900   Matsushita Electric Industrial Co., Ltd. -  ADR          4,646,487
    40,400   Matthews International Corp. - Class A                   1,392,588
    93,100   Michaels Stores, Inc.                                    3,839,444
    18,200   Mohawk Industries, Inc.(a)                               1,280,370
    35,500   Nike, Inc. - Class B                                     2,875,500
    95,800   O'Reilly Automotive, Inc.(a)                             2,988,002
    46,000   Pacific Sunwear of California, Inc.(a)                     824,780
    59,500   Perry Ellis International, Inc.(a)                       1,505,945
   101,800   PETCO Animal Supplies, Inc.(a)                           2,079,774
   142,800   PetsMart, Inc.                                           3,655,680
    63,600   Phillips-Van Heusen Corp.                                2,426,976
    55,900   Quiksilver, Inc.(a)                                        680,862
   176,800   Rent-A-Center, Inc.(a)                                   4,395,248
    98,200   Ross Stores, Inc.                                        2,754,510
   140,700   Sharper Image Corp.(a)                                   1,563,177
    94,750   Staples, Inc.                                            2,304,320
    19,900   Steinway Musical Instruments, Inc.(a)                      487,948
   146,550   Steven Madden, Ltd.                                      4,340,811
     8,000   Strayer Education, Inc.                                    776,960
   200,600   Stride Rite Corp.                                        2,645,914
    40,400   Target Corp.                                             1,974,348
    57,000   Tenneco, Inc.(a)                                         1,482,000
    65,100   The Cato Corp.                                           1,682,835
    91,700   The Gymboree Corp.(a)                                    3,187,492
    72,900   The Home Depot, Inc.                                     2,609,091
    38,700   The Sherwin-Williams Co.                                 1,837,476
    57,700   The Stanley Works                                        2,724,594
    51,500   The Timberland Co. - Class A(a)                          1,344,150
    34,900   Thor Industries, Inc.                                    1,690,905
   106,700   TJX Cos., Inc.                                           2,439,162
    27,700   Too, Inc.(a)                                             1,063,403
    10,600   Toyota Motor Corp. - ADR                                 1,108,654
    63,400   United Auto Group, Inc.                                  1,353,590
    61,900   V.F. Corp.                                               4,204,248
    19,300   Williams-Sonoma, Inc.                                      657,165
    44,600   Winnebago Industries, Inc.                               1,384,384
    41,200   Yankee Candle Co., Inc.                                  1,030,412
                                                                   ------------
             TOTAL COMMON STOCKS (COST $228,134,328)                232,520,899
             SHORT-TERM INVESTMENTS (0.3%)
   722,716   Brown Brothers Harriman Time Deposit, 4.50%,
             07/03/06 #                                                 722,716
                                                                   ------------
             TOTAL SHORT-TERM INVESTMENT (COST $722,716)                722,716

             Total Investments (Cost $228,857,044) 100.2%           233,243,615
             Liabilities Less Other Assets (0.2)%                      (464,953)
                                                                   ------------
             TOTAL NET ASSETS 100.0%                               $232,778,662
                                                                   ============

The accompanying notes are an integral part of this Schedule of Investments.

Percentages noted above are based on net assets as of June 30, 2006.

(a)  Non-income producing security.

# BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2006.

ADR  American Depositary Receipt

SCHEDULE OF INVESTMENTS
ICON ENERGY FUND
JUNE 30, 2006
(UNAUDITED)

 SHARES OR
 PRINCIPAL
  AMOUNT                                                               VALUE
----------                                                         -------------
             COMMON STOCKS (98.1%)
   250,000   Acergy S.A. - ADR(a)                                  $  3,825,000
   150,000   Alpha Natural Resources, Inc.(a)                         2,943,000
   169,400   Anadarko Petroleum Corp.                                 8,078,686
   100,000   Apache Corp.                                             6,825,000
   430,000   Atwood Oceanics, Inc.(a)                                21,328,000
   350,000   Berry Petroleum Co.                                     11,602,500
    70,000   BP PLC - ADR                                             4,872,700
   350,000   Cameron International Corp.(a)                          16,719,500
   425,000   Chesapeake Energy Corp.                                 12,856,250
   250,000   Chevron Corp.                                           15,515,000
   250,000   China Petroleum and Chemical Corp. - ADR                14,310,000
   200,014   Cimarex Energy Co.                                       8,600,602
   100,000   CNOOC, Ltd. -  ADR                                       8,038,000
   200,000   Comstock Resources, Inc.(a)                              5,972,000
   140,000   ConocoPhillips                                           9,174,200
   400,000   CONSOL Energy, Inc.                                     18,688,000
   300,000   Diamond Offshore Drilling, Inc.                         25,179,000
   150,000   Drill-Quip, Inc.(a)                                     12,366,000
    75,000   Edge Petroleum Corp.(a)                                  1,498,500
   350,000   El Paso Corp.                                            5,250,000
   225,000   Energy Partners, Ltd.(a)                                 4,263,750
   300,000   ENSCO International, Inc.                               13,806,000
   225,000   FMC Technologies, Inc.(a)                               15,178,500
   325,000   Foundation Coal Holdings, Inc.                          15,252,250
    75,000   Frontline, Ltd.                                          2,838,750
    75,000   General Maritime Corp.                                   2,772,000
   125,000   GlobalSantaFe Corp.                                      7,218,750
   800,000   Grant Prideco, Inc.(a)                                  35,800,000
   325,000   Headwaters, Inc.(a)                                      8,307,000
   800,000   Helix Energy Solutions Group, Inc.(a)                   32,288,000
   300,000   Helmerich & Payne, Inc.                                 18,078,000
   125,000   Hornbeck Offshore Services, Inc.(a)                      4,440,000
   575,000   KCS Energy, Inc.(a)                                     17,077,500
   100,000   Knightsbridge Tankers, Ltd.                              2,642,000
   375,000   Lone Star Technologies, Inc.(a)                         20,257,500
   175,000   Lufkin Industries, Inc.                                 10,400,250
    50,000   Lukoil - ADR                                             4,175,000
   275,050   Marathon Oil Corp.                                      22,911,665
   750,000   Nabors Industries, Ltd.(a)                              25,342,500
   450,000   National-OilWell Varco, Inc.(a)                         28,494,000
   500,000   Newpark Resources, Inc.(a)                               3,075,000
   180,000   Noble Corp.                                             13,395,600
   150,000   Nordic American Tanker Shipping, Ltd.                    5,467,500
   475,000   Oil States International, Inc.(a)                       16,283,000
   625,000   Parker Drilling Co.(a)                                   4,487,500
   700,000   Patterson-UTI Energy, Inc.                              19,817,000
   300,000   Peabody Energy Corp.                                    16,725,000
   500,000   Petro-Canada - ADR                                      23,705,000
   220,000   Petrochina Co., Ltd. - ADR                              23,753,400
   400,000   Petroleo Brasileiro S.A. - ADR                          35,723,999
   150,000   Precision Drilling Corp. - ADR                           4,980,000
   450,000   Pride International, Inc.(a)                            14,053,500
   550,000   Range Resources Corp.                                   14,954,500
    50,000   Repsol YPF S.A. - ADR                                    1,403,000

   375,000   Rowan Cos., Inc.                                        13,346,250
   260,000   Royal Dutch Shell - Class A - ADR                       17,414,800
   100,000   Ship Finance International, Ltd.                         1,731,000
    50,000   Suncor Energy, Inc. - ADR                                4,050,500
   800,000   Superior Energy Services, Inc.(a)                       27,120,000
   600,000   TETRA Technologies, Inc.(a)                             18,174,000
   534,300   The Williams Companies, Inc.                            12,481,248
   300,000   Tidewater, Inc.                                         14,760,000
   325,000   Transocean, Inc.(a)                                     26,104,000
   125,000   Tsakos Energy Navigation , Ltd.                          5,210,000
   550,000   Ultra Petroleum Corp.(a)                                32,598,500
   425,000   Unit Corp.(a)                                           24,178,250
   200,000   W&T Offshore, Inc.                                       7,778,000
   275,000   W-H Energy Services, Inc.(a)                            13,978,250
   549,298   Weatherford International, Ltd.(a)                      27,256,167
   400,033   XTO Energy, Inc.                                        17,709,461
                                                                   ------------
             TOTAL COMMON STOCKS (COST $653,529,087)                966,899,778
             SHORT-TERM INVESTMENTS (1.8%)
17,949,975   Brown Brothers Harriman Time Deposit, 4.50%,
             07/03/06 #                                              17,949,975
                                                                   ------------
             TOTAL SHORT-TERM INVESTMENTS (COST $17,949,975)         17,949,975

             Total Investments (Cost $671,479,062) 99.9%            984,849,753
             Other Assets less Liabilities 0.1%                         945,743
                                                                   ------------
             TOTAL NET ASSETS 100.0%                               $985,795,496
                                                                   ============

The accompanying notes are an integral part of this Schedule of Investments.

Percentages noted above are based on net assets as of June 30, 2006.

(a)  Non-income producing security.

# BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2006

ADR  American Depositary Receipt

SCHEDULE OF INVESTMENTS
ICON FINANCIAL FUND
JUNE 30, 2006
(UNAUDITED)

 SHARES OR
 PRINCIPAL
  AMOUNT                                                               VALUE
----------                                                         -------------
             COMMON STOCKS (99.0%)
   103,500   A.G. Edwards, Inc.                                    $  5,725,620
   217,800   AmeriCredit Corp.(a)                                     6,080,976
   116,600   Ameriprise Financial, Inc.                               5,208,522
   359,500   Anthracite Capital, Inc.                                 4,371,520
    84,300   Astoria Financial Corp.                                  2,566,935
   210,200   Banco Bilbao Vizcaya Argentaria, S.A.                    4,330,120
   327,600   Banco Santander Central Hispano S.A. - ADR               4,789,512
   169,100   Bank of America Corp.                                    8,133,710
    61,800   Bank of Ireland - ADR                                    4,440,330
    72,400   Capital One Financial Corp.                              6,186,580
   264,300   Cash America International, Inc.                         8,457,600
    97,400   China Life Insurance Co., Ltd. - ADR                     6,165,420
   202,200   Citigroup, Inc.                                          9,754,128
    87,800   Colonial Bancgroup, Inc.                                 2,254,704
    84,000   Commerce Bancorp, Inc.                                   2,996,280
   123,600   Countrywide Financial Corp.                              4,706,688
   103,300   Credit Suisse Group - ADR                                5,783,767
    48,700   Deutsche Bank AG - ADR                                   5,478,750
    65,400   Downey Financial Corp.                                   4,437,390
   118,100   Financial Federal Corp.                                  3,284,361
   172,900   First Cash Financial Services, Inc.(a)                   3,414,775
   300,100   Friedman, Billings, Ramsey Group, Inc.                   3,292,097
    69,100   GFI Group, Inc.(a)                                       3,727,945
   315,500   Impac Mortgage Holdings, Inc.                            3,527,290
    70,600   IndyMac Bancorp, Inc.                                    3,237,010
   138,000   ING Group N.V. - ADR                                     5,426,160
    44,400   Investors Financial Services Corp.                       1,993,560
   220,300   JPMorgan Chase & Co.                                     9,252,600
    62,300   Kookmin Bank -  ADR                                      5,174,638
    39,300   Lehman Brothers Holding, Inc.                            2,560,395
    52,500   Lincoln National Corp.                                   2,963,100
   146,400   Loews Corp.                                              5,189,880
   130,700   Mellon Financial Corp.                                   4,500,001
   566,400   MFA Mortgage Investments, Inc.                           3,896,832
    38,400   MGIC Investment Corp.                                    2,496,000
    87,100   Morgan Stanley                                           5,505,591
   121,700   New Century Financial Corp.                              5,567,775
   126,900   NovaStar Financial, Inc.                                 4,011,309
    83,700   Philadelphia Consolidated Holding Corp.(a)               2,541,132
    53,400   PMI Group, Inc.                                          2,380,572
    87,000   Portfolio Recovery Associates, Inc.(a)                   3,975,900
    49,700   Protective Life Corp.                                    2,317,014
    75,600   Provident Financial Holdings, Inc.                       2,268,000
    36,400   Prudential Financial, Inc.                               2,828,280
    43,200   State Street Corp.                                       2,509,488
    33,900   SunTrust Banks, Inc.                                     2,585,214
    36,200   The Bear Stearns Cos., Inc.                              5,070,896
    22,600   The Goldman Sachs Group, Inc.                            3,399,718
    29,800   The Hartford Financial Services Group, Inc.              2,521,080
   163,300   Thornburg Mortgage, Inc.                                 4,551,171
   144,800   TradeStation Group, Inc.(a)                              1,834,616
    58,200   UBS AG - ADR                                             6,384,540
    75,900   US Bancorp                                               2,343,792
   113,100   Wachovia Corp.                                           6,116,448

   138,400   Washington Mutual, Inc.                                  6,308,272
    59,100   Wells Fargo & Co.                                        3,964,428
   159,200   World Acceptance Corp.(a)                                5,654,784
                                                                   ------------
             TOTAL COMMON STOCKS (COST $230,218,061)                250,445,216
             SHORT-TERM INVESTMENTS (0.8%)
 1,997,277   Brown Brothers Harriman Time Deposit, 4.50%,
             07/03/06 #                                               1,997,277
                                                                   ------------
             TOTAL SHORT-TERM INVESTMENTS (COST $1,997,277)           1,997,277

             TOTAL INVESTMENTS (Cost $232,215,338) 99.8%            252,442,493
             Other Assets less Liabilities 0.2%                         534,346
                                                                   ------------
             TOTAL NET ASSETS 100.0%                               $252,976,839
                                                                   ============

The accompanying notes are an integral part of this Schedule of Investments.

Percentages noted above are based on net assets as of June 30, 2006.

(a)  Non-income producing security.

# BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2006

ADR  American Depositary Receipt

SCHEDULE OF INVESTMENTS
ICON HEALTHCARE FUND
JUNE 30, 2006
(UNAUDITED)

SHARES OR
PRINCIPAL
  AMOUNT                                                               VALUE
----------                                                         ------------
             COMMON STOCKS (95.8%)
   225,000   Adams Respiratory Therapeutics, Inc.(a)               $ 10,039,500
    25,000   Alliance Imaging, Inc.(a)                                  160,000
   200,000   Alpharma, Inc. - Class A                                 4,808,000
   500,000   AmerisourceBergen Corp.                                 20,960,000
   225,000   AMN Healthcare Services, Inc.(a)                         4,567,500
   160,000   Arrow International, Inc.                                5,259,200
   225,000   AstraZeneca PLC - ADR                                   13,459,500
   250,000   Barr Pharmaceuticals, Inc.(a)                           11,922,500
   125,000   Biogen Idec Inc.(a)                                      5,791,250
   275,000   Biovail Corp.                                            6,437,750
   225,000   Bradley Pharmaceuticals, Inc.(a)                         2,295,000
   150,000   Cambrex Corp.                                            3,124,500
   225,000   Cardinal Health, Inc.                                   14,474,250
   215,000   Caremark Rx, Inc.                                       10,722,050
   600,000   Celgene Corp.(a)                                        28,458,000
   125,000   Cerner Corp.(a)                                          4,638,750
   250,000   Community Health Systems, Inc.(a)                        9,187,500
   150,000   Connetics Corp.(a)                                       1,764,000
   172,100   Cross Country Healthcare, Inc.(a)                        3,130,499
   150,000   CVS Corp.                                                4,605,000
   300,000   Cytyc Corp.(a)                                           7,608,000
   225,000   DaVita, Inc.(a)                                         11,182,500
    25,000   Dentsply International, Inc.                             1,515,000
   150,000   Digene Corp.(a)                                          5,811,000
   100,000   Dr. Reddy's Laboratories, Ltd. - ADR                     2,770,000
    81,500   Edwards Lifesciences Corp.(a)                            3,702,545
   250,000   Eli Lilly & Co.                                         13,817,500
   300,000   Emdeon Corp.(a)                                          3,723,000
   300,000   Encore Medical Corp.(a)                                  1,443,000
   175,000   Fisher Scientific International, Inc.(a)                12,783,750
   225,000   Forest Laboratories, Inc.(a)                             8,705,250
   150,000   Gilead Sciences, Inc.(a)                                 8,874,000
   225,000   HealthExtras, Inc.(a)                                    6,799,500
   208,500   Healthways, Inc. (a)                                    10,975,440
   375,000   Henry Schein, Inc.(a)                                   17,523,750
   125,000   Hi-Tech Pharmacal Co., Inc.(a)                           2,071,250
    70,100   Icon PLC - ADR(a)                                        3,876,530
   300,000   Immucor, Inc.(a)                                         5,769,000
   200,000   Inventiv Health Inc.(a)                                  5,756,000
    75,000   Invitrogen Corp.(a)                                      4,955,250
   125,000   Johnson & Johnson, Inc.                                  7,490,000
   325,000   K-V Pharmaceutical Co.(a)                                6,064,500
   500,000   King Pharmaceuticals, Inc.(a)                            8,500,000
   125,000   Laboratory Corp. of America Holdings(a)                  7,778,750
   200,000   LifeCell Corp.(a)                                        6,184,000
   100,000   Lifepoint Hospitals, Inc. (a)                            3,213,000
   100,000   Lincare Holdings, Inc.(a)                                3,784,000
   280,000   Manor Care, Inc.                                        13,137,600
   200,000   Martek Biosciences Corp.(a)                              5,790,000
   144,500   Matthews International Corp. - Class A                   4,980,915
   350,000   McKesson HBOC, Inc.                                     16,548,000
   200,000   MedcoHealth Solutions, Inc.(a)                          11,456,000
   150,000   Molecular Devices Corp.(a)                               4,584,000
   775,000   Mylan Laboratories, Inc.                                15,500,000

   200,000   Owens & Minor, Inc.                                      5,720,000
    50,000   Palomar Medical Technologies, Inc.(a)                    2,281,500
   350,000   Per-Se Technologies, Inc.(a)                             8,813,000
   550,000   Pfizer, Inc.                                            12,908,500
   125,000   Pharmaceutical Product Development, Inc.                 4,390,000
   150,000   Possis Medical, Inc.(a)                                  1,321,500
   475,000   PSS World Medical, Inc.(a)                               8,383,750
   252,000   Psychiatric Solutions, Inc.(a)                           7,222,320
   125,000   Quest Diagnostics, Inc.                                  7,490,000
   180,000   ResMed, Inc.(a)                                          8,451,000
   200,000   Respironics, Inc.(a)                                     6,844,000
   250,000   Sciele Pharma, Inc.(a)                                   5,797,500
    60,000   Sirona Dental Systems, Inc.                              2,377,200
   150,000   SonoSite, Inc.(a)                                        5,856,000
   175,000   Stryker Corp.                                            7,369,250
   225,000   Teva Pharmaceutical Industries, Ltd. - ADR               7,107,750
   175,000   Thermo Electron Corp.(a)                                 6,342,000
   200,000   United Surgical Partners International, Inc.(a)          6,014,000
   200,000   Watson Pharmaceuticals, Inc.(a)                          4,656,000
   150,000   West Pharmaceutical Services, Inc.                       5,442,000
   180,000   Wyeth                                                    7,993,800
                                                                   ------------
             TOTAL COMMON STOCKS (COST $483,812,775)                553,258,849
             SHORT-TERM INVESTMENTS (3.4%)
19,572,000   Brown Brothers Harriman Time Deposit, 4.50%,
             07/03/06 #                                              19,572,000
                                                                   ------------
             TOTAL SHORT-TERM INVESTMENTS (COST $19,572,000)         19,572,000

             Total Investments (Cost $503,384,775) 99.2%            572,830,849
             Other Assets Less Liabilities 0.8%                       4,384,654
                                                                   ------------
             TOTAL NET ASSETS 100.0%                               $577,215,503
                                                                   ============

The accompanying notes are an integral part of this Schedule of Investments.

Percentages noted above are based on net assets as of June 30, 2006.

(a)  Non-income producing security.

# BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2006.

ADR  American Depositary Receipt

SCHEDULE OF INVESTMENTS
ICON INDUSTRIALS FUND
JUNE 30, 2006
(UNAUDITED)

SHARES OR
PRINCIPAL
  AMOUNT                                                               VALUE
----------                                                         ------------
             COMMON STOCKS (99.1%)
    20,000   Actuant Corp. - Class A                               $    999,000
   100,000   AGCO Corp.(a)                                            2,632,000
    67,000   Alaska Air Group, Inc.(a)                                2,641,140
    89,000   Albany International Corp.- Class A                      3,772,710
    20,000   Alliant Techsystems, Inc.(a)                             1,527,000
    50,000   American Standard Companies, Inc.                        2,163,500
    45,000   American Woodmark Corp.                                  1,576,800
    68,300   AMR Corp.(a)                                             1,736,186
    51,700   Arkansas Best Corp.                                      2,595,857
   160,000   Barnes Group, Inc.                                       3,192,000
    50,000   Barrett Business Services, Inc.(a)                         917,500
    60,000   Builders FirstSource, Inc.(a)                            1,221,600
    80,000   Burlington Northern Santa Fe Corp.                       6,340,000
   110,000   Canadian National Railway Co. - ADR                      4,812,500
    80,000   Canadian Pacific Railway, Ltd. - ADR                     4,091,200
    50,000   Caterpillar, Inc.                                        3,724,000
    95,850   Celadon Group, Inc.(a)                                   2,112,534
    50,000   Ceradyne, Inc.(a)                                        2,474,500
    25,000   Con-way, Inc.                                            1,448,250
    85,000   CSX Corp.                                                5,987,400
    37,000   Cummins, Inc.                                            4,523,250
    85,000   Curtiss-Wright Corp.                                     2,624,800
    65,000   Danaher Corp.                                            4,180,800
    10,000   Dover Corp.                                                494,300
    70,000   DRS Technologies, Inc.                                   3,412,500
    25,000   Dynamex, Inc.(a)                                           545,250
    45,000   Eaton Corp.                                              3,393,000
    55,000   Fastenal Co.                                             2,215,950
    45,000   FedEx Corp.                                              5,258,700
   104,400   Flanders Corp.(a)                                        1,047,132
    20,000   Franklin Electric Co., Inc.                              1,032,800
    50,000   FTI Consulting, Inc.(a)                                  1,338,500
   110,000   Gardner Denver, Inc.(a)                                  4,235,000
    45,800   General Dynamics Corp.                                   2,998,068
   160,000   Genesee & Wyoming, Inc.(a)                               5,675,200
    65,000   Gol - Linhas Aereas Inteligentes S.A. - ADR              2,307,500
    50,000   Griffon Corp.(a)                                         1,305,000
    27,100   Harsco Corp.                                             2,112,716
    61,700   Healthcare Services Group, Inc.                          1,292,615
    60,000   Hub Group, Inc., Class A(a)                              1,471,800
    20,000   IDEX Corp.                                                 944,000
    60,000   Ingersoll Rand Co. Ltd. - Class A                        2,566,800
    25,000   Joy Global, Inc.                                         1,302,250
    25,000   Kaydon Corp.                                               932,750
   110,000   Kforce, Inc.(a)                                          1,703,900
    90,000   Kirby Corp.(a)                                           3,555,000
   218,550   Knight Transportation, Inc.                              4,414,710
    40,000   L-3 Communications Holdings, Inc.                        3,016,800
    78,000   Labor Ready, Inc.(a)                                     1,766,700
    60,500   Lennox International, Inc.                               1,602,040
    70,000   Lincoln Electric Holdings, Inc.                          4,385,500
    40,000   Manpower, Inc.                                           2,584,000
    90,000   Marten Transport, Ltd.(a)                                1,956,600
    65,000   Masco Corp.                                              1,926,600

   102,900   Mesa Air Group, Inc.(a)                                  1,013,565
    60,000   Moog, Inc.- Class A(a)                                   2,053,200
    75,000   MSC Industrial Direct Co., Inc. - Class A                3,567,750
   105,000   Norfolk Southern Corp.                                   5,588,100
    45,000   Northrop Grumman Corp.                                   2,882,700
   165,000   Old Dominion Freight Line, Inc.(a)                       6,202,350
   170,000   Orbital Sciences Corp.(a)                                2,743,800
    60,000   Oshkosh Truck Corp.                                      2,851,200
    30,000   PACCAR, Inc.                                             2,471,400
   124,700   Pacer International, Inc.                                4,062,726
    50,000   Parker Hannifin Corp.                                    3,880,000
    35,000   Precision Castparts Corp.                                2,091,600
    15,000   Raven Industries, Inc.                                     472,500
    50,000   Raytheon Co.                                             2,228,500
    25,000   Regal-Beloit Corp.                                       1,103,750
    25,000   Roper Industries, Inc.                                   1,168,750
   105,400   Ryder System, Inc.                                       6,158,522
    40,000   Simpson Manufacturing Co., Inc.                          1,442,000
    55,000   Teledyne Technologies, Inc.(a)                           1,801,800
    15,000   Terex Corp.(a)                                           1,480,500
    48,000   The Middleby Corp.(a)                                    4,154,880
    62,000   The Toro Co.                                             2,895,400
    40,000   Timken Co.                                               1,340,400
    35,000   Union Pacific Corp.                                      3,253,600
    25,000   United Industrial Corp.                                  1,131,250
    57,700   United Parcel Service, Inc. - Class B                    4,750,441
    40,000   United Technologies Corp.                                2,536,800
    30,000   Universal Forest Products, Inc.                          1,881,900
    80,000   UTI Worldwide, Inc. - ADR                                2,018,400
    40,000   W.W. Grainger, Inc.                                      3,009,200
    30,000   Watsco, Inc.                                             1,794,600
    75,000   Wesco International, Inc.(a)                             5,175,000
                                                                   ------------
             TOTAL COMMON STOCKS (COST $180,781,660)                229,294,792
             SHORT-TERM INVESTMENTS (0.8%)
 1,739,300   Brown Brothers Harriman Time Deposit, 4.50%,
             07/03/06 #                                               1,739,300
                                                                   ------------
             TOTAL SHORT-TERM INVESTMENTS (COST $1,739,300)           1,739,300

             Total Investments (Cost $182,520,960) 99.9%            231,034,092
             Other Assets less Liabilities 0.1%                         147,478
                                                                   ------------
             TOTAL NET ASSETS 100.0%                               $231,181,570
                                                                   ============

The accompanying notes are an integral part of this Schedule of Investments.

Percentages noted above are based on net assets as of June 30, 2006.

(a)  Non-income producing security.

# BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2006.

ADR  American Depositary Receipt

SCHEDULE OF INVESTMENTS
ICON INFORMATION TECHNOLOGY FUND
JUNE 30, 2006
(UNAUDITED)

SHARES OR
PRINCIPAL
  AMOUNT                                                               VALUE
----------                                                         ------------
             COMMON STOCKS (99.7%)
   553,800   Advanced Semiconductor Engineering, Inc. - ADR(a)     $  2,752,386
    60,500   Aeroflex, Inc.(a)                                          706,035
    59,900   Alliance Data Systems Corp.(a)                           3,523,318
   112,900   Amphenol Corp. - Class A                                 6,317,884
    24,300   Analog Devices, Inc.                                       781,002
    80,800   Anixter International, Inc.                              3,834,768
   107,300   Arrow Electronics, Inc.(a)                               3,455,060
    78,500   ATI Technologies, Inc. - ADR(a)                          1,146,100
   291,200   AU Optronics Corp. - ADR                                 4,146,688
    34,000   Avnet, Inc.(a)                                             680,680
   100,750   Benchmark Electronics, Inc.(a)                           2,430,090
    84,800   Cadence Design Systems, Inc.(a)                          1,454,320
    66,300   Canon, Inc. - ADR                                        4,857,801
    49,900   Checkpoint Systems, Inc.(a)                              1,108,279
   291,700   Cisco Systems, Inc.(a)                                   5,696,901
    96,400   Cognizant Technology Solutions Corp.(a)                  6,494,468
    62,400   Computer Sciences Corp.(a)                               3,022,656
   172,000   Convergys Corp.(a)                                       3,354,000
   162,600   Corning, Inc.(a)                                         3,933,294
    93,700   CSG Systems International, Inc.(a)                       2,318,138
   141,700   Diebold, Inc.                                            5,755,854
    30,700   DRS Technologies, Inc.                                   1,496,625
    62,600   Euronet Worldwide, Inc. (a)                              2,401,962
    75,000   Fidelity National Information Services, Inc.             2,655,000
    92,500   First Data Corp.                                         4,166,200
   140,700   Fiserv, Inc.(a)                                          6,382,152
   117,100   Global Imaging Systems, Inc.(a)                          4,833,888
    22,300   Google, Inc. - Class A(a)                                9,351,059
   240,200   Hewlett-Packard Co.                                      7,609,536
    67,200   Infosys Technologies, Ltd. - ADR                         5,134,752
   128,600   Ingram Micro, Inc.(a)                                    2,331,518
    97,100   International Business Machines Corp.                    7,459,222
   134,200   Intevac, Inc.(a)                                         2,909,456
    65,700   Ituran Location & Control, Ltd.                            920,457
   201,000   j2 Global Communications, Inc.(a)                        6,275,220
   122,300   Komag, Inc.(a)                                           5,647,814
   123,800   Kongzhong Corp. - ADR(a)                                 1,089,440
    25,700   M-Systems Flash Disk Pioneers, Ltd.(a)                     761,491
    38,100   MEMC Electronic Materials, Inc.(a)                       1,428,750
   111,600   Mentor Graphics Corp.(a)                                 1,448,568
    12,400   Mettler-Toledo International, Inc.(a)                      751,068
    30,900   Microchip Technology, Inc.                               1,036,695
    78,400   Motorola, Inc.                                           1,579,760
    61,500   Nam Tai Electronics, Inc.                                1,375,755
    26,700   National Semiconductor Corp.                               636,795
    84,900   NDS Group PLC - ADR(a)                                   3,952,095
    28,500   Netease.com, Inc. - ADR(a)                                 636,405
   213,400   NICE Systems, Ltd. - ADR(a)                              6,005,076
   161,800   Nokia Corp. - ADR                                        3,278,068
    21,200   Open Solutions, Inc.(a)                                    564,132
   125,300   Open Text Corp.(a)                                       1,809,332
    66,400   Qualcomm, Inc.                                           2,660,648
    20,300   Rackable Systems, Inc.(a)                                  801,647

    35,500   Raytheon Co.                                             1,582,235
    24,900   Rogers Corp.(a)                                          1,402,866
   100,000   Satyam Computer Services, Ltd. - ADR                     3,314,000
   234,700   Seagate Technology                                       5,313,608
    54,900   Silicon Image, Inc.(a)                                     591,822
   478,900   Siliconware Precision Industries Co. - ADR               2,863,822
    50,500   SiRF Technology Holdings, Inc.(a)                        1,627,110
    24,100   SPSS, Inc.(a)                                              774,574
    98,100   Stratasys, Inc.(a)                                       2,890,026
   651,262   Taiwan Semiconductor Manufacturing Co., Ltd. - ADR       5,978,585
    38,000   Technitrol, Inc.                                           879,700
   137,700   Tessera Technology, Inc.(a)                              3,786,750
   179,200   Texas Instruments, Inc.                                  5,427,968
    74,800   Transaction Systems Architects, Inc.(a)                  3,118,412
    61,100   Trident Microsystems, Inc.(a)                            1,159,678
    99,900   ViaSat, Inc.(a)                                          2,565,432
    84,200   Vishay Intertechnology, Inc.(a)                          1,324,466
    75,700   WebEx Communications, Inc.(a)                            2,690,378
   117,400   Western Digital Corp.(a)                                 2,325,694
   100,900   Xerox Corp.(a)                                           1,403,519
                                                                    -----------
             TOTAL COMMON STOCKS (COST $191,768,815)                218,180,953
             SHORT-TERM INVESTMENTS (0.2%)
   376,486   Brown Brothers Harriman Time Deposit,
             4.50%, 07/03/06 #                                          376,486
                                                                   ------------
             TOTAL SHORT-TERM INVESTMENTS (COST $376,486)               376,486

             Total Investments (Cost $192,145,201) 99.9%            218,557,439
             Other Assets less Liabilities 0.1%                         131,355
                                                                   ------------
             TOTAL NET ASSETS 100.0%                               $218,688,794
                                                                   ============

The accompanying notes are an integral part of this Schedule of Investments.

Percentages noted above are based on net assets as of June 30, 2006.

(a)  Non-income producing security.

# BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2006

ADR  American Depositary Receipt

SCHEDULE OF INVESTMENTS
ICON LEISURE AND CONSUMER STAPLES FUND
JUNE 30, 2006
(UNAUDITED)

SHARES OR
PRINCIPAL
  AMOUNT                                                               VALUE
----------                                                         ------------
             COMMON STOCKS (100.1%)
    35,000   4Kids Entertainment, Inc.(a)                          $    567,350
    52,900   A.C. Moore Arts & Crafts, Inc.(a)                          862,799
    24,700   AGCO Corp.(a)                                              650,104
    18,500   Alberto-Culver Co.                                         901,320
    13,700   Altria Group, Inc.                                       1,005,991
    94,800   American Italian Pasta Co.(a)                              811,488
    24,300   BJ's Wholesale Club, Inc.(a)                               688,905
    14,200   Boyd Gaming Corp.                                          573,112
    19,350   Brown Shoe Co., Inc.                                       659,448
    23,900   Buffalo Wild Wings, Inc.(a)                                915,609
    16,300   Bunge, Ltd.                                                819,075
    73,100   Cablevision Systems Corp.                                1,567,995
    14,900   CBRL Group, Inc.                                           505,408
   110,800   Century Casinos, Inc.(a)                                 1,186,668
    27,700   Christopher & Banks Corp.                                  803,300
    32,800   Clear Channel Communications, Inc.                       1,015,160
    39,100   Coca-Cola Enterprises Inc.                                 796,467
    14,650   Coldwater Creek, Inc.(a)                                   392,034
    55,700   Comcast Corp. - Class A(a)                               1,823,618
    59,100   ConAgra Foods, Inc.                                      1,306,701
    28,100   Constellation Brands, Inc.(a)                              702,500
    32,600   Corn Products International, Inc.                          997,560
    12,400   Ctrip.com International, Ltd. - ADR                        633,020
    50,100   CVS Corp.                                                1,538,070
    53,300   Delta and Pine Land Co.                                  1,567,020
    21,400   Dick's Sporting Goods, Inc.(a)                             847,440
    44,900   EchoStar Communications Corp., Class A(a)                1,383,369
    13,100   Fomento Economico Mexicano, S.A. de C.V. - ADR           1,096,732
    12,200   GameStop Corp. - Class A(a)                                512,400
     2,500   Google, Inc. - Class A(a)                                1,048,325
    10,800   Harley-Davidson, Inc.                                      592,812
     5,500   Harrah's Entertainment, Inc.                               391,490
    21,200   Hilton Hotels Corp.                                        599,536
    23,300   Hormel Foods Corp.                                         865,362
    24,000   Jack In the Box, Inc.(a)                                   940,800
    91,900   K2, Inc.(a)                                              1,005,386
    12,700   Kellogg Co.                                                615,061
    48,900   Kroger Co.                                               1,068,954
    16,900   Life Time Fitness, Inc.(a)                                 781,963
    12,900   Longs Drug Stores Corp.                                    588,498
    57,700   Marcus Corp.                                             1,204,776
    24,000   Marriott International, Inc. - Class A                     914,880
    45,500   Mattel, Inc.                                               751,205
   177,400   Mediacom Communications Corp.(a)                         1,105,202
    12,400   Meredith Corp.                                             614,296
    16,400   Morningstar, Inc.(a)                                       680,272
    71,900   O'Charley's, Inc.(a)                                     1,222,300
    29,000   Penn National Gaming, Inc.(a)                            1,124,620
    31,000   Performance Food Group Co.(a)                              941,780
    19,300   Pool Corp.                                                 842,059
    13,200   Rare Hospitality International, Inc.(a)                    379,632
    16,300   RC2 Corp.(a)                                               630,158

    73,800   Rentrak Corp.(a)                                           727,668
    46,000   Safeway, Inc.                                            1,196,000
    65,600   Spartan Stores, Inc.                                       959,728
    16,000   The Andersons, Inc.                                        665,760
   102,900   The DIRECTV Group, Inc.(a)                               1,697,850
    14,400   The Gymboree Corp.(a)                                      500,544
    51,900   The Pepsi Bottling Group, Inc.                           1,668,585
    54,900   The Walt Disney Co.                                      1,647,000
    24,000   Thompson Corp.                                             924,480
    53,900   Tyson Foods, Inc. - Class A                                800,954
    29,900   Wal-Mart Stores, Inc.                                    1,440,283
                                                                   ------------
             TOTAL COMMON STOCKS (COST $56,182,865)                  58,268,882

             Total Investments (Cost $56,182,865) 100.1%             58,268,882
             Liabilities Less Other Assets (0.1)%                       (81,540)
                                                                   ------------
             TOTAL NET ASSETS 100.0%                               $ 58,187,342
                                                                   ============

The accompanying notes are an integral part of this Schedule of Investments.

Percentages noted above are based on net assets as of June 30, 2006.

(a)  Non-income producing security.

ADR  American Depositary Receipt

SCHEDULE OF INVESTMENTS
ICON MATERIALS FUND
JUNE 30, 2006
(UNAUDITED)

 SHARES OR
 PRINCIPAL
  AMOUNT                                                               VALUE
----------                                                         ------------
             COMMON STOCKS (98.3%)
   369,500   AK Steel Holding Corp.(a)                             $  5,110,185
    51,500   Albemarle Corp.                                          2,465,820
    41,800   Alcan, Inc. - ADR                                        1,962,092
   196,500   Alcoa, Inc.                                              6,358,739
    63,500   Aleris International, Inc.(a)                            2,911,475
    53,500   Ashland, Inc.                                            3,568,450
    80,600   Barrick Gold Corp. - ADR                                 2,385,760
    87,000   Bemis Co., Inc.                                          2,663,940
   121,070   BHP Billiton, Ltd. - ADR                                 5,214,485
    21,100   Burlington Northern Santa Fe Corp.                       1,672,175
    15,700   Caterpillar, Inc.                                        1,169,336
    45,976   Cemex S.A. De C.V. - ADR                                 2,619,253
   126,400   Chesapeake Corp.                                         2,074,224
   147,200   Companhia Vale do Rio Doce - ADR                         3,538,688
    68,600   CONSOL Energy, Inc.                                      3,204,992
   142,500   CRH PLC - ADR                                            4,743,825
    27,100   CSX Corp.                                                1,908,924
    21,200   Cummins, Inc.                                            2,591,700
    53,000   Cytec Industries, Inc.                                   2,843,980
   156,100   E.I. du Pont de Nemours and Co.                          6,493,760
    25,000   FMC Corp.                                                1,609,750
    64,700   Foundation Coal Holdings, Inc.                           3,036,371
    58,950   Genesee & Wyoming, Inc.(a)                               2,090,957
   152,900   Gibraltar Industries, Inc.                               4,434,100
   160,000   Gold Fields, Ltd. - ADR                                  3,664,000
   324,700   Hercules, Inc.(a)                                        4,954,922
    92,500   International Flavors & Fragrances, Inc.                 3,259,700
    43,000   Lubrizol Corp.                                           1,713,550
    63,700   Macdermid, Inc.                                          1,834,560
    19,500   Martin Marietta Materials, Inc.                          1,777,425
   141,300   Methanex Corp.                                           2,992,734
    17,200   Minerals Technologies, Inc.                                894,400
   323,000   Myers Industries, Inc.                                   5,552,370
    32,700   Newmont Mining Corp.                                     1,730,811
    49,800   NN, Inc.                                                   615,030
    48,900   Norfolk Southern Corp.                                   2,602,458
   157,800   OM Group, Inc.(a)                                        4,868,130
    97,200   Oregon Steel Mills, Inc.(a)                              4,924,152
   153,600   Pactiv Corp.(a)                                          3,801,600
    40,000   Peabody Energy Corp.                                     2,230,000
    83,500   Posco - ADR                                              5,586,150
    52,400   PPG Industries, Inc.                                     3,458,400
    18,600   Praxair, Inc.                                            1,004,400
    25,400   Rio Tinto PLC - ADR                                      5,326,634
   219,400   RPM International, Inc.                                  3,949,200
   185,500   Ryerson, Inc.                                            5,008,500
    48,100   Sealed Air Corp.                                         2,505,048
   158,000   Sensient Technologies Corp.                              3,303,780
    32,800   Sonoco Products Co.                                      1,038,120
    69,600   Southern Copper Corp.                                    6,203,448
   152,000   Spartech Corp.                                           3,435,200
    30,100   Steel Dynamics, Inc.                                     1,978,774
   105,700   The Valspar Corp.                                        2,791,537
                                                                   ------------

             TOTAL COMMON STOCKS (COST $144,292,222)                169,678,014
             SHORT-TERM INVESTMENTS (1.2%)
 2,116,629   Brown Brothers Harriman Time Deposit,
             4.50%, 07/03/06 #                                        2,116,629
                                                                   ------------
             TOTAL SHORT-TERM INVESTMENTS (COST $2,116,629)           2,116,629

             Total Investments (Cost $146,408,851) 99.5%            171,794,643
             Other Assets less Liabilities 0.5%                         888,985
                                                                   ------------
             TOTAL NET ASSETS 100.0%                               $172,683,628
                                                                   ============

The accompanying notes are an integral part of this Schedule of Investments.

Percentages noted above are based on net assets as of June 30, 2006.

(a)  Non-income producing security.

# BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2006

ADR  American Depositary Receipt

SCHEDULE OF INVESTMENTS
ICON TELECOMMUNICATION & UTILITIES FUND
JUNE 30, 2006
(UNAUDITED)

SHARES OR
PRINCIPAL
  AMOUNT                                                               VALUE
----------                                                         ------------
             COMMON STOCKS (95.3%)
    15,000   Allete, Inc.                                          $    710,250
    20,000   Alliant Energy Corp.                                       686,000
    35,000   America Movil S.A. De C.V. - ADR                         1,164,100
    10,000   American Electric Power Co., Inc.                          342,500
     5,000   Amphenol Corp. - Class A                                   279,800
     5,000   Anixter International, Inc.                                237,300
    78,300   AT&T, Inc.                                               2,183,787
    12,000   Atmos Energy Corp.                                         334,920
    25,000   BCE, Inc.                                                  591,250
    57,600   BellSouth Corp.                                          2,085,120
    25,000   BT Group PLC - ADR                                       1,107,250
    10,000   California Water Service Group                             357,400
    49,300   China Unicom, Ltd. - ADR                                   439,263
    75,000   Cisco Systems, Inc.(a)                                   1,464,750
    25,000   Comcast Corp. - Class A(a)                                 818,500
    30,000   Companhia de Saneamento Basico do Estado de Sao
             Paulo - ADR                                                706,500
     5,000   Comtech Telecommunications Corp.(a)                        146,350
    24,000   CONSOL Energy, Inc.                                      1,121,280
    15,000   Consolidated Edison Company of New York, Inc.              666,600
    10,600   Constellation Energy Group                                 577,912
    80,000   Deutsche Telekom AG - ADR                                1,283,200
    15,000   Digi International, Inc.(a)                                187,950
    20,000   Dominion Resources, Inc. of Virginia                     1,495,800
    25,000   DRS Technologies, Inc.                                   1,218,750
    12,000   DTE Energy Co.                                             488,880
    25,000   Duke Energy Corp.                                          734,250
    35,500   Duquesne Light Holdings, Inc.                              583,620
    15,000   El Paso Electric Co.(a)                                    302,400
     5,000   Energen Corp.                                              192,050
    10,000   Energy East Corp.                                          239,300
    15,000   Entergy Corp.                                            1,061,250
    40,000   Exelon Corp.                                             2,273,200
    33,600   France Telecom SA - ADR                                    734,496
    50,000   General Communication, Inc. - Class A(a)                   616,000
    20,000   Huaneng Power International, Inc. - ADR                    529,400
    20,000   IDACORP, Inc.                                              685,800
    30,000   Korea Electric Power Corp. - ADR                           568,800
    55,000   KT Corp. - ADR                                           1,179,750
    12,500   L-3 Communications Holdings, Inc.                          942,750
    13,600   Lufkin Industries, Inc.                                    808,248
    29,800   Matsushita Electric Industrial Co., Ltd. - ADR             629,674
    20,000   MDU Resources Group, Inc.                                  732,200
    20,000   NICE Systems, Ltd. - ADR(a)                                562,800
    10,000   NII Holdings, Inc.(a)                                      563,800
    25,000   NiSource, Inc.                                             546,000
    25,000   Nstar                                                      715,000
     5,000   Oneok, Inc.                                                170,200
    70,000   Partner Communications Co. Ltd.                            574,700
    14,000   Peabody Energy Corp.                                       780,500
    22,200   Pepco Holdings, Inc.                                       523,476
    20,000   PG&E Corp.                                                 785,600
    21,700   Philippine Long Distance Telephone Co. - ADR               749,084

    10,000   Pinnacle West Capital Corp.                                399,100
    25,000   PNM Resources, Inc.                                        624,000
    31,000   PPL Corp.                                                1,001,300
    16,000   PT Telekomunikasi Indonesia - ADR                          513,600
    50,000   Puget Energy, Inc.                                       1,074,000
     3,000   Rogers Corp.(a)                                            169,020
    13,000   RWE AG - ADR                                             1,082,250
    15,000   Sempra Energy                                              682,200
    30,000   Sprint Corp. (FON Group)                                   599,700
    20,000   Swisscom AG - ADR                                          659,000
    10,000   Telecom Italia Spa - ADR                                   279,200
    15,000   Telecomunicacoes de Sao Paulo S.A. - ADR                   316,500
    50,000   Telefonica Moviles, S.A. - ADR(a)                          699,000
    42,000   Telefonica SA ADR                                        2,089,080
    20,000   Telefonos de Mexico S.A. de C.V. - ADR                     416,600
    70,000   Telekom Austria AG - ADR                                 3,126,900
    10,000   Telephone and Data Systems, Inc.                           414,000
    30,000   TXU Corp.                                                1,793,700
   117,900   Verizon Communications, Inc.                             3,948,471
    10,000   Vimpel Communications - ADR(a)                             458,200
    35,000   Xcel Energy, Inc.                                          671,300
                                                                   ------------
             TOTAL COMMON STOCKS (COST $57,087,025)                  60,496,881
             SHORT-TERM INVESTMENTS (5.1%)
 3,228,224   Brown Brothers Harriman Time Deposit, 4.50%,
             07/03/06 #                                               3,228,224
                                                                   ------------
             TOTAL SHORT-TERM INVESTMENTS (COST $3,228,224)           3,228,224

             Total Investments (Cost $60,315,249) 100.4%             63,725,105
             Liabilities Less Other Assets (0.4)%                      (238,498)
                                                                   ------------
             TOTAL NET ASSETS 100.0%                               $ 63,486,607
                                                                   ============

The accompanying notes are an integral part of this Schedule of Investments.

Percentages noted above are based on net assets as of June 30, 2006.

(a)  Non-income producing security.

# BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2006.

ADR  American Depositary Receipt

Notes to Schedules of Investments (unaudited)

June 30, 2006

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The ICON Consumer Discretionary Fund ("Consumer Discretionary Fund"), ICON Energy Fund ("Energy Fund"), ICON Financial Fund ("Financial Fund"), ICON Healthcare Fund ("Healthcare Fund"), ICON Industrials Fund ("Industrials Fund"), ICON Information Technology Fund ("Information Technology Fund"), ICON Leisure and Consumer Staples Fund ("Leisure and Consumer Staples Fund"), ICON Materials Fund ("Materials Fund"), and ICON Telecommunication & Utilities Fund ("Telecommunication & Utilities Fund") are series funds (individually a "Fund" and collectively, the "Funds"). The Funds are part of the ICON Funds (the "Trust"), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company. There are eight other active funds within the Trust. Those funds are covered by separate prospectuses and shareholder reports.

The Funds invest primarily in securities of companies whose principal business activities fall within specific industries and sectors. Each Fund is authorized to issue an unlimited number of no par shares. The investment objective of each of Fund is to provide long-term capital appreciation.

The Funds may have elements of risk, including the loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment in a non-diversified sector fund may involve greater risk and volatility than a diversified fund. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. There are also risks associated with small- and mid-cap investing, including limited product lines, less liquidity and small market share.

In addition, in the normal course of business the Funds may enter into various agreements that provide for general indemnifications. Each Fund's maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their schedules of investments.

Notes to Schedules of Investments

INVESTMENT VALUATION

The Funds' securities and other assets are valued at the closing price at the close of the regular trading session of the New York Stock Exchange (the "NYSE") (normally 4 p.m. Eastern time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market ("NASDAQ") are normally valued by a Fund at the NASDAQ Official Closing Price provided by NASDAQ each business day. The Funds use pricing services to report the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service quote of valuation is considered inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds' securities or other assets are valued at fair value as determined in good faith by the Funds' Board of Trustees ("Board") or pursuant to procedures approved by the Board.

Lacking any sales that day, the security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes from dealers making a market for the security. Options are valued at their closing mid-price on the principal market where the option is traded. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than sixty days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is a matrix system which considers such factors as security prices, yields, maturities and ratings. Short-term securities with remaining maturities of sixty days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the New York Stock Exchange are used to convert foreign security values into U.S. dollars.

Foreign securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Funds' adviser determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time a Fund calculates its net asset value. The valuation assigned to fair-valued securities for purposes of calculating a Fund's net asset value ("NAV") may differ from the security's most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

REPURCHASE AGREEMENTS

Repurchase agreements, if held by the Funds, are fully collateralized by U.S. Government securities and such collateral is in the possession of the Funds'

                                               Notes to Schedules of Investments
custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. No repurchase agreements were purchased or sold by the Funds during the quarter ended June 30, 2006.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange daily. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

FORWARD FOREIGN CURRENCY CONTRACTS

The Funds may enter into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time with an agreed upon rate. These contracts are marked-to-market daily. Net realized gains and losses on foreign currency transactions represent disposition of foreign currencies, and the difference between the amount recorded at the time of the transaction and the U.S. dollar amount actually received.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in the exchange rates and changes in market prices of securities held. The Funds did not enter into any forward foreign currency contracts during the quarter ended June 30, 2006.

Notes to Schedules of Investments

FUTURES CONTRACTS

The Funds may invest in financial futures contracts for the purpose of hedging their existing securities or securities it intends to purchase against fluctuations in fair value caused by changes in prevailing markets. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. The Funds held no financial futures contracts during the quarter ended June 30, 2006.

OPTIONS TRANSACTIONS

Each Fund may write put and call options only if it owns an offsetting position in the underlying security. When a Fund writes a put or call option, an amount equal to the premium received is marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Each Fund may also purchase put and call options. When a Fund purchases a call or put option, an amount equal to the premium paid is marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The Funds did not enter into any option transactions during the quarter ended June 30, 2006.

                                               Notes to Schedules of Investments

INCOME TAXES

The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes, or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends received by shareholders of the Funds which are derived from foreign source income and foreign taxes paid by the Funds are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Funds. Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

INVESTMENT TRANSACTIONS

Security transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes security transactions are accounted for on trade date. Gains and losses on securities sold are determined on the basis of identified cost.

EXPENSES

Expenses which cannot be directly attributed to a specific fund in the Trust are apportioned between all funds in the Trust based upon relative net assets.

Notes to Schedules of Investments

SCHEDULE OF INVESTMENTS
ICON BOND FUND
JUNE 30, 2006
(UNAUDITED)

 PRINCIPAL                                   INTEREST   MATURITY
   AMOUNT                                      RATE       DATE         VALUE
----------                                   --------   --------   ------------
             CORPORATE BONDS (64.2%)
$  220,000   Ace INA Holdings, Inc.             8.88    08/15/29   $   262,297
   400,000   Afc Capital Trust I                8.21    02/03/27       400,273
 1,000,000   AIG International Lease
             Finance Corp.                      5.75    02/15/07     1,000,252
 1,032,000   AK Steel Corp.                     7.88    02/15/09     1,026,840
   275,000   Allied Waste North America         5.75    02/15/11       256,438
   150,000   Allstate Life Global Fund          3.50    07/30/07       146,617
   112,000   Avnet, Inc.                        8.00    11/15/06       112,605
   250,000   Bank One Corp.                     4.13    09/01/07       245,265
   297,000   Calenergy Co., Inc.                7.63    10/15/07       303,354
   150,000   Caliber System                     7.80    08/01/06       150,218
 1,000,000   CBS Corp.                          5.63    05/01/07       998,913
 1,127,000   Chartered Semiconductor - YD       5.75    08/03/10     1,096,313
 1,020,000   Cigna Corp.                        8.25    01/01/07     1,030,890
   450,000   Cincinnati Financial Corp.         6.90    05/15/28       468,184
   750,000   Cit Group, Inc.                    4.75    12/15/10       719,529
   410,000   CNA Financial Corp.                6.60    12/15/08       416,462
   400,000   Comcast Cable Communications       8.88    05/01/17       465,833
   360,000   Corestates Capital WB              6.75    11/15/06       360,879
 1,000,000   Countrywide Financial              4.25    12/19/07       979,724
   700,000   Countrywide Home Loan              5.50    02/01/07       699,066
 1,000,000   Countrywide Home Loan              4.13    09/15/09       950,997
   114,000   Cox Communications, Inc.           7.63    06/15/25       120,173
   100,000   D.R. Horton Inc.                   8.00    02/01/09       103,977
   250,000   DaimlerChrysler NA Holding         7.38    09/15/06       250,756
   470,000   DaimlerChrysler NA Holding         4.13    03/07/07       464,708
 1,250,000   DaimlerChrysler NA Holding         4.75    01/15/08     1,230,006
   500,000   DaimlerChrysler NA Holding         8.00    06/15/10       530,825
 1,000,000   DaimlerChrysler NA Holding         7.75    01/18/11     1,055,574
   500,000   Deutsche Telekom
             International Finance - YD         8.00    06/15/10       536,785
   260,000   Dillards, Inc.                     9.50    09/01/09       278,850
   232,000   Dillards, Inc.                     9.13    08/01/11       249,980
   750,000   Embratel - YD                     11.00    12/15/08       817,500
   589,000   Fairfax Financial Holdings -
             YD                                 7.75    04/26/12       512,430
   500,000   Farmers Insurance Capital
             Notes*                             7.20    07/15/48       465,894
     6,000   First American Financial           7.55    04/01/28         6,255
   940,000   First Chicago NBD Corp.            7.00    10/16/06       942,917
   760,000   First Data Corp.                   4.70    11/01/06       757,637
 1,200,000   Ford Motor Credit Co.              6.50    01/25/07     1,197,923
   500,000   Gannett Co., Inc.                  5.50    04/01/07       497,748
   940,000   General Electric Capital
             Corp.                              2.80    01/15/07       927,003
   441,000   General Mills, Inc.                2.63    10/24/06       437,075
   950,000   General Motors Acceptance
             Corp.                              4.50    07/15/06       948,965
 2,000,000   General Motors Acceptance
             Corp.                              6.13    09/15/06     1,997,045
 1,750,000   General Motors Acceptance
             Corp.                              6.13    02/01/07     1,742,789
   500,000   General Motors Acceptance
             Corp.                              6.13    08/28/07       494,771
   250,000   Goldman Sachs Group Inc.           7.35    10/01/09       261,953
   500,000   Goldman Sachs Group Inc.           6.88    01/15/11       519,542
   500,000   Goldman Sachs Group Inc.           6.60    01/15/12       516,030
   650,000   GTE Southwest, Inc.                6.23    01/01/07       651,111
   600,000   Halliburton Co.                    6.00    08/01/06       600,135
 1,028,000   Hilton Hotels Corp.                7.95    04/15/07     1,042,135

   138,000   Household Financial Corp.          7.65    05/15/07       140,163
   500,000   Household Financial Corp.          7.00    05/15/12       526,164
 1,950,000   Household Financial Corp.          5.75    01/30/07     1,951,728
   670,000   Household Financial Corp.          5.88    02/01/09       674,119
   750,000   IBM Corp.                          2.38    11/01/06       742,604
   250,000   IBM Corp.                          3.80    02/01/08       243,436
   500,000   International Finance Corp. -
             YD                                 4.75    04/30/07       496,381
 1,109,000   International Lease Financial
             Corp.                              5.63    06/01/07     1,107,431
   294,000   International Lease Financial
             Corp.                              4.88    09/01/10       284,358
   500,000   International Lease Financial
             Corp.                              6.38    03/15/09       507,420
   450,000   John Hancock*                      7.38    02/15/24       500,011
   500,000   Johnson Controls, Inc.             5.00    11/15/06       498,275
    50,000   JP Morgan Chase & Co.              6.70    11/01/07        50,547
   455,000   JP Morgan Chase & Co.              6.75    08/15/08       463,948
   921,000   Keycorp                            3.05    11/22/06       911,426
 1,750,000   Keycorp                            2.75    02/27/07     1,712,414
   500,000   Kraft Foods, Inc.                  5.25    06/01/07       496,977
   430,000   Liberty Mutual Insurance*          8.20    05/04/07       434,697
   250,000   Loews Corp.                        6.75    12/15/06       250,602
   260,000   Marsh & Mclennan Cos Inc.          5.38    03/15/07       258,649
   500,000   McDonnell Douglas Corp.            6.88    11/01/06       501,521
   550,000   Mediacom Broadband Llc            11.00    07/15/13       580,938
   288,000   Merck & Co., Inc.                  2.50    03/30/07       281,582
   500,000   Morgan Stanley                     3.88    01/15/09       479,710
   250,000   Morgan Stanley                     4.25    05/15/10       236,033
 1,000,000   National City Bank                 2.38    08/15/06       996,240
   400,000   New Jersey Bell Telephone          7.85    11/15/29       415,310
   122,000   NLV Financial Corp.                6.50    03/15/35       108,019
   929,000   Owens Illinois, Inc.               8.10    05/15/07       933,645
   500,000   Pemex Project Funding Master
             Trust                              8.50    02/15/08       520,000
   270,000   Phillip Morris Co., Inc.           7.20    02/01/07       271,364
   815,000   Popular NA, Inc.                   6.13    10/15/06       815,918
   300,000   Private Export Funding,
             Series B                           6.49    07/15/07       302,556
   200,000   Pulte Homes, Inc.                  4.88    07/15/09       192,930
   350,000   Royal Caribbean Cruises - YD       6.75    03/15/08       351,430
   100,000   Sears Roebuck Acceptance
             Corp.                              6.70    11/15/06        99,689
   100,000   Sears Roebuck Acceptance
             Corp.                              7.00    06/15/07       100,264
   382,000   Sears Roebuck Acceptance
             Corp.                              6.25    05/01/09       380,299
   213,000   Semco Energy, Inc.                 6.40    11/25/08       202,838
   650,000   St. Paul Companies, Inc.           5.75    03/15/07       650,184
    40,000   Suntrust Bank                      2.50    11/01/06        39,592
   500,000   Target Corp.                       3.38    03/01/08       482,545
   350,000   Telefonica de  Argentina - YD      9.13    11/07/10       353,500
   500,000   Tennessee Gas Pipeline             7.00    10/15/28       462,960
   450,000   Time Warner Cos., Inc.             7.48    01/15/08       460,786
   630,000   Travelers Property & Casualty      6.75    11/15/06       630,757
   288,000   TRW, Inc.                          6.32    05/27/08       290,026
   500,000   Tyco International, Ltd. - YD      6.13    11/01/08       503,004
   155,000   Union Carbide Corp.                6.70    04/01/09       155,976
   550,000   Union Tank Car Co.                 7.13    02/01/07       554,731
   410,000   Verizon, Inc.                      8.30    08/01/31       446,840
   500,000   Wisconsin Power & Light Co.        7.00    06/15/07       504,654
                                                                   -----------
             TOTAL CORPORATE BONDS (COST
             $58,700,946)                                           57,806,632

             U.S. GOVERNMENT AND U.S.
             GOVERNMENT AGENCY BONDS
             (27.6%)

   270,000   Fannie Mae                         3.10    07/28/08       257,648
 1,500,000   Fannie Mae                         5.00    03/09/15     1,424,444
   500,000   Fannie Mae                         5.00    04/17/15       474,405
 1,000,000   Fannie Mae                         5.00    07/09/18       922,010
   700,000   Federal Farm Credit Bank           4.00    12/05/06       695,742
   255,000   Federal Farm Credit Bank           5.90    08/04/08       257,159
 1,000,000   Federal Home Loan Bank             4.00    02/12/10       951,707
   405,000   Federal Home Loan Bank             4.80    03/19/13       385,620
   750,000   Federal Home Loan Bank             5.50    02/14/20       706,585
   500,000   Federal Home Loan Bank             5.50    03/03/20       471,145
 1,500,000   Federal Home Loan Mortgage
             Corp.                              5.05    02/28/13     1,444,180
   370,000   Federal Home Loan Mortgage
             Corp.                              5.00    10/29/13       354,061
   457,000   Federal Home Loan Mortgage
             Corp.                              5.00    09/15/14       435,563
 1,500,000   Federal Home Loan Mortgage
             Corp.                              5.16    02/27/15     1,437,155
   400,000   Federal Home Loan Mortgage
             Corp.                              5.00    12/15/15       377,274
   550,000   Federal Home Loan Mortgage
             Corp.                              5.00    09/09/16       515,931
   975,000   Federal Home Loan Mortgage
             Corp.                              5.25    07/27/17       921,967
 1,000,000   U.S. Treasury Bill                 0.00    12/28/06       975,407
 2,000,000   U.S. Treasury Note                 7.00    07/15/06     2,001,758
 1,000,000   U.S. Treasury Note                 2.38    08/15/06       996,877
 1,000,000   U.S. Treasury Note                 6.50    10/15/06     1,003,281
 3,440,000   U.S. Treasury Note                 2.63    11/15/06     3,406,810
 1,500,000   U.S. Treasury Note                 3.50    11/15/06     1,490,450
 1,000,000   U.S. Treasury Note                 6.25    02/15/07     1,005,508
 1,000,000   U.S. Treasury Note                 3.63    04/30/07       986,406
 1,000,000   U.S. Treasury Note                 3.50    05/31/07       984,141
                                                                   -----------
             TOTAL U.S. GOVERNMENT AND
             U.S. GOVERNMENT AGENCY BONDS
             (COST $25,416,681)                                     24,883,234

             FOREIGN GOVERNMENT BOND
             (2.2%)
 1,000,000   Federal Republic Of Brazil -
             YD                                 9.38    04/07/08     1,054,000
   750,000   Federal Republic Of Brazil -
             YD                                14.50    10/15/09       933,000
                                                                   -----------
             TOTAL FOREIGN GOVERNMENT BOND
             (COST $2,000,801)                                       1,987,000

             SHORT-TERM INVESTMENTS
             (6.1%)
 5,504,022   Brown Brothers Harriman Time
             Deposit, 4.50%, 7/03/06 #                               5,504,022
                                                                   -----------
             TOTAL SHORT-TERM INVESTMENTS
             (COST $5,504,022)                                       5,504,022

             TOTAL INVESTMENTS (Cost
             $91,662,450) 100.1%                                    90,180,888
             Liabilities less Other Assets
             (0.1%)                                                   (145,897)
                                                                   -----------
             TOTAL NET ASSETS 100.0%                               $90,034,991
                                                                   ===========

The accompanying notes are an integral part of this Schedule of Investments.

Percentages noted above are based on net assets as of June 30, 2006.

# BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2006.

* Security was acquired pursuant to Rule 144A of the Securities Act of 1933 and may be deemed to be restricted for resale.

YD   Yankee Dollar Bond

SCHEDULE OF INVESTMENTS
ICON CORE EQUITY FUND
JUNE 30, 2006
(UNAUDITED)

SHARES OR
PRINCIPAL
  AMOUNT                                                               VALUE
----------                                                         ------------
             COMMON STOCKS (99.1%)
   122,100   A.C. Moore Arts & Crafts, Inc.(a)                     $  1,991,451
    76,000   Alcoa, Inc.                                              2,459,360
    63,800   Aleris International, Inc.(a)                            2,925,230
    43,600   America Movil S.A. De C.V. -  ADR                        1,450,136
    34,700   American Financial Group, Inc.                           1,488,630
    36,100   Ameriprise Financial, Inc.                               1,612,587
    23,900   AmerisourceBergen Corp.                                  1,001,888
    55,000   AMR Corp.(a)                                             1,398,100
    24,600   Arkansas Best Corp.                                      1,235,166
    29,100   AT&T, Inc.                                                 811,599
   146,900   AU Optronics Corp. - ADR                                 2,091,856
    18,800   AutoZone, Inc.(a)                                        1,658,160
    45,700   Bank of America Corp.                                    2,198,170
    70,950   BHP Billiton, Ltd. - ADR                                 3,055,817
    46,300   Builders FirstSource, Inc.(a)                              942,668
    26,300   Burlington Northern Santa Fe Corp.                       2,084,275
    82,700   Cablevision Systems Corp. - Class A                      1,773,915
    17,300   Capital One Financial Corp.                              1,478,285
    55,500   Cash America International, Inc.                         1,776,000
    48,200   Celgene Corp.(a)                                         2,286,126
    52,300   Christopher & Banks Corp.                                1,516,700
   145,000   Cisco Systems, Inc.(a)                                   2,831,850
    30,800   CIT Group, Inc.                                          1,610,532
    43,250   Coldwater Creek, Inc.(a)                                 1,157,370
    22,800   Computer Sciences Corp.(a)                               1,104,432
    57,600   Corning, Inc.(a)                                         1,393,344
    44,700   CSX Corp.                                                3,148,668
    21,000   Cummins, Inc.                                            2,567,250
    38,400   Curtiss-Wright Corp.                                     1,185,792
    54,700   CVS Corp.                                                1,679,290
    27,500   Diamond Offshore Drilling, Inc.                          2,308,075
    34,600   Dick's Sporting Goods, Inc.(a)                           1,370,160
    27,400   Dominion Resources of Virginia, Inc.                     2,049,246
    42,000   Drew Industries, Inc.(a)                                 1,360,800
    13,200   Drill-Quip, Inc.(a)                                      1,088,208
    44,300   Euronet Worldwide, Inc.(a)                               1,699,791
    78,700   Family Dollar Stores, Inc.                               1,922,641
    53,400   Fastenal Co.                                             2,151,486
    14,500   FedEx Corp.                                              1,694,470
    89,800   First Cash Financial Services, Inc.(a)                   1,773,550
    27,900   General Maritime Corp.                                   1,031,184
    31,300   GFI Group, Inc.(a)                                       1,688,635
     4,200   Google, Inc. - Class A(a)                                1,761,186
    74,400   Grant Prideco, Inc.(a)                                   3,329,400
    35,000   Griffon Corp.(a)                                           913,500
    48,000   Haverty Furniture Cos., Inc.                               753,120
    22,300   Healthcare Services Group, Inc.                            467,185
    76,100   Helen of Troy, Ltd.(a)                                   1,400,240
    32,400   Helmerich & Payne, Inc.                                  1,952,424
    44,500   Henry Schein, Inc.(a)                                    2,079,485
   156,100   Hercules, Inc.(a)                                        2,382,086
    59,100   Honda Motor Co., Ltd. - ADR                              1,880,562
    31,600   IndyMac Bancorp, Inc.                                    1,448,860
    40,700   Investors Financial Services Corp.                       1,827,430

    49,200   j2 Global Communications, Inc.(a)                        1,536,024
    35,700   Johnson Controls, Inc.                                   2,935,254
    35,700   Joy Global, Inc.                                         1,859,613
    57,800   JPMorgan Chase & Co.                                     2,427,600
    48,200   Kirby Corp.(a)                                           1,903,900
    22,050   Knight Transportation, Inc.                                445,410
    44,600   Kohl's Corp.(a)                                          2,636,752
    40,900   Komag, Inc.(a)                                           1,888,762
    20,300   Kookmin Bank - ADR                                       1,686,118
    48,100   Korea Electric Power Corp. - ADR                           911,976
    58,800   Lifepoint Hospitals, Inc. (a)                            1,889,244
    39,800   Liz Claiborne, Inc.                                      1,474,988
    20,400   Marten Transport, Ltd.(a)                                  443,496
    17,800   Marvell Technology Group, Ltd. - ADR(a)                    789,074
    95,900   Matsushita Electric Industrial Co., Ltd. - ADR           2,026,367
    46,300   Mellon Financial Corp.                                   1,594,109
    91,000   Mesa Air Group, Inc.(a)                                    896,350
    36,900   Michaels Stores, Inc.                                    1,521,756
    26,300   Morgan Stanley                                           1,662,423
    58,100   MSC Industrial Direct Co., Inc. - Class A                2,763,817
   112,100   Myers Industries, Inc.                                   1,926,999
    52,500   Mylan Laboratories, Inc.                                 1,050,000
    36,900   National-OilWell Varco, Inc.(a)                          2,336,508
    34,700   New Century Financial Corp.                              1,587,525
    72,400   NICE Systems, Ltd. - ADR(a)                              2,037,336
    35,700   Nokia Corp. - ADR                                          723,282
    46,700   Norfolk Southern Corp.                                   2,485,374
    88,000   O'Charley's, Inc.(a)                                     1,496,000
    31,100   O'Reilly Automotive, Inc.(a)                               970,009
    76,800   Old Dominion Freight Line, Inc.(a)                       2,886,912
    52,000   Pacer International, Inc.                                1,694,160
    30,200   PetsMart, Inc.                                             773,120
    59,100   Pfizer, Inc.                                             1,387,077
    45,600   Philadelphia Consolidated Holding Corp.(a)               1,384,416
    33,800   Pool Corp.                                               1,474,694
    28,900   Portfolio Recovery Associates, Inc.(a)                   1,320,730
    23,900   Prudential Financial, Inc.                               1,857,030
   134,400   PSS World Medical, Inc.(a)                               2,372,160
    38,700   Rare Hospitality International, Inc.(a)                  1,113,012
    33,200   Redwood Trust, Inc.                                      1,621,156
    64,700   Rent-A-Center, Inc.(a)                                   1,608,442
    26,700   Rogers Corp.(a)                                          1,504,278
    48,600   Ross Stores, Inc.                                        1,363,230
    48,400   Rowan Cos., Inc.                                         1,722,556
    22,900   Ryder System, Inc.                                       1,338,047
    57,500   Satyam Computer Services, Ltd. - ADR                     1,905,550
    90,600   Seagate Technology                                       2,051,184
    33,000   Simpson Manufacturing Co., Inc.                          1,189,650
    27,400   SiRF Technology Holdings, Inc.(a)                          882,828
    66,800   Steven Madden, Ltd.                                      1,978,616
    44,800   Stratasys, Inc.(a)                                       1,319,808
    50,000   Superior Energy Services, Inc.(a)                        1,695,000
   137,091   Taiwan Semiconductor Manufacturing Co., Ltd. - ADR       1,258,495
    55,100   Texas Instruments, Inc.                                  1,668,979
   108,200   The DIRECTV Group, Inc.(a)                               1,785,300
    59,400   The Gymboree Corp.(a)                                    2,064,744
    52,500   The Pepsi Bottling Group, Inc.                           1,687,875
    57,900   Thornburg Mortgage, Inc.                                 1,613,673
    17,600   UBS AG - ADR                                             1,930,720
    35,800   Ultra Petroleum Corp.(a)                                 2,121,866
    37,200   Unit Corp.(a)                                            2,116,308
    31,500   UTI Worldwide, Inc. - ADR                                  794,745

    35,800   V.F. Corp.                                               2,431,536
    32,200   Wachovia Corp.                                           1,741,376
    36,800   Wal-Mart Stores, Inc.                                    1,772,656
    44,600   Washington Mutual, Inc.                                  2,032,868
    15,100   Watsco, Inc.                                               903,282
    40,000   Weatherford International, Ltd.(a)                       1,984,800
                                                                   ------------
             TOTAL COMMON STOCKS (COST $183,887,607)                206,507,316
             SHORT-TERM INVESTMENTS (1.0%)
 2,094,226   Brown Brothers Harriman Time Deposit, 4.07%,
             07/03/06 #                                               2,094,226
                                                                   ------------
             TOTAL SHORT-TERM INVESTMENTS (COST $2,094,226)           2,094,226

             Total Investments (Cost $185,981,833) 100.1%           208,601,542
             Liabilities Less Other Assets (0.1%)                     (237,086)
                                                                   ------------
             TOTAL NET ASSETS 100.0%                               $208,364,456
                                                                   ============

The accompanying notes are an integral part of this Schedule of Investments.

Percentages noted above are based on net assets as of June 30, 2006.

(a)  Non-income producing security.

# BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2006.

ADR  American Depositary Receipt

SCHEDULE OF INVESTMENTS
ICON COVERED CALL FUND
JUNE 30, 2006
(UNAUDITED)

  SHARES     SECURITY NAME                                             VALUE
----------   -------------                                         ------------
             COMMON STOCKS  (100.3%)
    22,900   A.C. Moore Arts & Crafts, Inc. (a) x                  $    373,499
     6,200   A.G. Edwards, Inc. x                                       342,984
     9,700   Abercrombie & Fitch Co. x                                  537,671
    16,400   AGCO Corp. (a) x                                           431,648
    15,700   AK Steel Holding Corp. (a) x                               217,131
     9,800   Alaska Air Group, Inc. (a) x                               386,316
    17,600   Alcoa, Inc. x                                              569,536
    23,700   America Movil S.A. De C.V. -  ADR x                        788,262
    12,800   American Express Co. x                                     681,216
    15,200   AmerisourceBergen Corp. x                                  637,184
    20,000   AmSurg Corp. (a) x                                         455,000
     8,400   AU Optronics Corp. - ADR x                                 119,616
     5,800   AutoZone, Inc. (a) x                                       511,560
    10,000   Bank of America Corp. x                                    481,000
    20,500   BHP Billiton, Ltd. - ADR x                                 882,935
    13,200   Burlington Northern Santa Fe Corp. x                     1,046,100
     6,000   Canadian Pacific Railway, Ltd. - ADR x                     306,840
     4,400   Capital One Financial Corp. x                              375,980
     9,600   Celgene Corp. (a) x                                        455,328
    10,200   Ceradyne, Inc. (a) x                                       504,798
     5,900   China Life Insurance Co., Ltd. - ADR x                     373,470
    17,400   Christopher & Banks Corp. x                                504,600
     8,200   Chubb Corp. x                                              409,180
    45,500   Cisco Systems, Inc. (a) x                                  888,615
    29,800   Coca-Cola Enterprises, Inc. x                              607,026
    12,300   Cognizant Technology Solutions Corp. (a) x                 828,651
    15,600   Coldwater Creek, Inc. (a) x                                417,456
    18,100   Comcast Corp. -  Class A (a) x                             592,594
    11,200   Commerce Bancorp, Inc. x                                   399,504
    25,600   Companhia Vale do Rio Doce - ADR x                         615,424
     8,400   Computer Sciences Corp. (a) x                              406,896
    16,500   CONSOL Energy, Inc. x                                      770,880
    16,500   Cost Plus, Inc. (a) x                                      241,890
    12,000   CSX Corp. x                                                845,280
     7,500   Cullen/Frost Bankers, Inc. x                               429,750
     4,800   Cummins, Inc. x                                            586,800
    20,000   CVS Corp. x                                                614,000
    11,000   Darden Restaurants, Inc. x                                 433,400
     5,300   Dick's Sporting Goods, Inc. (a) x                          209,880
    19,000   Dollar Tree Stores, Inc. (a) x                             503,500
     5,600   DRS Technologies, Inc. x                                   273,000
     4,100   East-West Bancorp, Inc. x                                  155,431
     5,200   Ethan Allen Interiors, Inc. x                              190,060
    19,500   Family Dollar Stores, Inc. x                               476,385
     4,700   Fastenal Co. x                                             189,363
     8,900   FedEx Corp. x                                            1,040,054
    10,400   Fiserv, Inc. (a) x                                         471,744
     6,300   Fomento Economico Mexicano, S.A. de C.V. - ADR x           527,436
     9,100   Forest Laboratories, Inc. (a) x                            352,079
     5,000   Frontline, Ltd. x                                          189,250
    30,600   Furniture Brands International, Inc. x                     637,704

     7,600   General Motors Corp. x                                     226,404
    11,800   Gol - Linhas Aereas Inteligentes S.A. - ADR x              418,900
    15,600   Gold Fields, Ltd. - ADR x                                  357,240
     1,700   Google, Inc. - Class A (a) x                               712,861
     6,600   Grant Prideco, Inc. (a) x                                  295,350
    18,600   Helen of Troy, Ltd. (a) x                                  342,240
     5,100   Helmerich & Payne, Inc. x                                  307,326
    13,200   Henry Schein, Inc. (a) x                                   616,836
    10,200   Hercules, Inc. (a) x                                       155,652
     4,700   Infosys Technologies, Ltd. - ADR x                         359,127
     7,500   International Business Machines Corp. x                    576,150
    13,500   J.B. Hunt Transport Services, Inc. x                       336,285
    16,000   j2 Global Communications, Inc. (a) x                       499,520
     9,900   Johnson Controls, Inc. x                                   813,978
     3,800   Joy Global, Inc. x                                         197,942
    21,500   JPMorgan Chase & Co. x                                     903,000
    11,500   KCS Energy, Inc. (a) x                                     341,550
     9,000   Kirby Corp. (a) x                                          355,500
    16,350   Knight Transportation, Inc. x                              330,270
    11,100   Kohl's Corp. (a) x                                         656,232
     8,800   Komag, Inc. (a) x                                          406,384
    26,800   Korea Electric Power Corp. - ADR x                         508,128
     6,500   LG Philips LCD Co., Ltd. - ADR (a) x                       117,780
    13,700   Lifepoint Hospitals, Inc. (a) x                            440,181
    18,000   Lowes Corp. x                                              638,100
     7,200   Longs Drug Stores Corp. x                                  328,464
     3,900   Martin Marietta Materials, Inc. x                          355,485
    20,300   Matsushita Electric Industrial Co., Ltd. -  ADR x          428,939
     8,700   MetLife, Inc. x                                            445,527
    11,000   Michaels Stores, Inc. x                                    453,640
     6,800   Molecular Devices Corp. (a) x                              207,808
     9,900   Morgan Stanley x                                           625,779
    16,200   Nabors Industries, Ltd. (a) x                              547,398
     8,300   National-OilWell Varco, Inc. (a) x                         525,556
    11,900   New Century Financial Corp. x                              544,425
    24,400   NICE Systems, Ltd. - ADR (a) x                             686,616
    14,800   Norfolk Southern Corp. x                                   787,656
     8,000   Northrop Grumman Corp. x                                   512,480
    18,400   NovaStar Financial, Inc. x                                 581,624
    16,000   O'Reilly Automotive, Inc. (a) x                            499,040
     3,000   Overseas Shipholding Group, Inc. x                         177,450
    12,500   Peabody Energy Corp. x                                     696,875
     9,000   PetsMart, Inc. x                                           230,400
     7,700   Philippine Long Distance Telephone Co. -  ADR x            265,804
     5,600   PNC Financial Services Group, Inc. x                       392,952
     8,400   Polaris Industries, Inc. x                                 363,720
     5,700   Posco - ADR x                                              381,330
     5,500   Prudential Financial, Inc. x                               427,350
     7,300   Redwood Trust, Inc.                                        356,459
    21,300   Rent-A-Center, Inc. (a) x                                  529,518
     3,200   Rio Tinto PLC - ADR x                                      671,072
    26,700   Ross Stores, Inc. x                                        748,935
    14,000   Rowan Companies, Inc. x                                    498,260
    18,600   Ryder System, Inc. x                                     1,086,798
    30,800   Seagate Technology x                                       697,312
    57,600   Siliconware Precision Industries Co. -  ADR x              344,448
     8,700   Smith International, Inc. x                                386,889
     3,000   SonoSite, Inc. (a) x                                       117,120

    12,000   Steven Madden, Ltd. x                                      355,440
     6,000   SunTrust Banks, Inc. x                                     457,560
    32,800   Superior Energy Services, Inc. (a) x                     1,111,920
    45,833   Taiwan Semiconductor Manufacturing Co., Ltd. - ADR x       420,747
    18,300   Telefonos de Mexico S.A. de C.V. - ADR x                   381,189
    10,000   Texas Instruments, Inc. x                                  302,900
    21,900   The Bank of New York Co., Inc. x                           705,180
     5,400   The Goldman Sachs Group, Inc. x                            812,322
     8,700   The Hartford Financial Services Group, Inc. x              736,020
     5,700   The Sherwin-Williams Co. x                                 270,636
     9,700   The Toro Co. x                                             452,990
     3,100   Toyota Motor Corp. - ADR x                                 324,229
     4,100   UBS AG - ADR x                                             449,770
    11,800   Ultra Petroleum Corp. - ADR (a) x                          699,386
    14,900   Unit Corp. (a) x                                           847,661
     4,300   United Parcel Service, Inc. - Class B x                    354,019
     6,300   Universal Forest Products, Inc. x                          395,199
     9,200   V.F. Corp.x                                                624,864
    10,700   Vimpel Communications - ADR (a) x                          490,274
    13,100   Wachovia Corp. x                                           708,448
     8,900   Washington Mutual, Inc. x                                  405,662
     7,800   Wesco International, Inc. (a) x                            538,200
                                                                   ------------
             TOTAL COMMON STOCKS (COST $57,038,292)                  63,946,587
             SHORT-TERM INVESTMENTS  (2.4%)
 1,536,497   Brown Brothers Harriman Time Deposit, 4.50%,
             07/03/06 #                                               1,536,497
                                                                   ------------
             TOTAL SHORT-TERM INVESTMENT (COST $1,536,497)            1,536,497
             PUT OPTIONS PURCHASED  (1.2%)
     2,200   Midcap SPDR Trust Series 1, Expiration September
             2006, Exercise Price $138.00                               781,000
                                                                   ------------
             TOTAL PUT OPTIONS PURCHASED (COST $787,600)                781,000

             Total Investments (Cost $59,362,389) 103.9%             66,264,084
             Liabilities Less Other Assets (3.9)%                   (2,506,532)
                                                                   ------------
             TOTAL NET ASSETS 100.0%                               $ 63,757,552
                                                                   ============

The accompanying notes are an integral part of this Schedule of Investments.

Percentages noted above are based on net assets as of June 30, 2006.

(a)  Non-income producing security.

# BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2006.

ADR  American Depositary Receipt

X Portion or all of this security is pledged as collateral for call options written.

ICON Covered Call Fund
June 30, 2006
Schedule of Written Options
(unaudited)

Underlying Security/ Expiration Date/ Exercise Price     Contracts*      Value
------------------------------------------------------   ----------   ----------
A.G. Edwards, Inc.
   Expiration November 2006
      Exercise Price $55.00                                    38     $   14,630
   Expiration November 2006
      Exercise Price $60.00                                    12          1,920
   Expiration January 2007
      Exercise Price $55.00                                    12          5,700
Abercrombie & Fitch Co.
   Expiration August 2006
      Exercise Price $70.00                                    16            240
   Expiration November 2006
      Exercise Price $60.00                                    16          4,800
   Expiration November 2006
      Exercise Price $70.00                                    65          5,038
A.C. Moore Arts & Crafts, Inc.
   Expiration September 2006
      Exercise Price $20.00                                   115          2,588
   Expiration September 2006
      Exercise Price $17.50                                   114         11,685
AGCO Corp.
   Expiration November 2006
      Exercise Price $30.00                                   164         16,810
AK Steel Holding Corp.
   Expiration September 2006
      Exercise Price $15.00                                   126         13,860
   Expiration December 2006
      Exercise Price $17.50                                    31          2,868
Alaska Air Group, Inc.
   Expiration October 2006
      Exercise Price $40.00                                    98         27,440
Alcoa Inc.
   Expiration October 2006
      Exercise Price $35.00                                   114         14,250
   Expiration January 2007
      Exercise Price $40.00                                    62          4,030
America Movil S.A. De C.V. - ADR
   Expiration November 2006
      Exercise Price $40.00                                   119         14,280
   Expiration January 2007
      Exercise Price $45.00                                   118          8,260
American Express Co.
   Expiration July 2006
      Exercise Price $55.00                                    38            760
   Expiration July 2006
      Exercise Price $52.50                                    32          4,240
   Expiration October 2006
      Exercise Price $55.00                                    58          9,280
AmerisourceBergen
   Expiration August 2006
      Exercise Price $45.00                                    56          2,380
   Expiration August 2006
      Exercise Price $47.50                                    73            730
   Expiration November 2006
      Exercise Price $50.00                                    23            748
AmSurg Corp.
   Expiration September 2006
      Exercise Price $25.00                                   200         12,500
AU Optronics Corp. - ADR
   Expiration October 2006
      Exercise Price $20.00                                    21            158
   Expiration October 2006
      Exercise Price $17.50                                    63          2,205
AutoZone, Inc.
   Expiration September 2006
      Exercise Price $95.00                                    21          3,675
   Expiration December 2006
      Exercise Price $105.00                                   12          1,530
   Expiration December 2006
      Exercise Price $95.00                                    25          9,625

Bank of America Corp.
   Expiration January 2007
      Exercise Price $52.50                                   100          7,750
BHP Billiton, Ltd. - ADR
   Expiration November 2006
      Exercise Price $50.00                                   205         35,875
Burlington Northern Santa Fe Corp.
   Expiration July 2006
      Exercise Price $80.00                                    46          8,855
   Expiration October 2006
      Exercise Price $75.00                                    20         17,100
   Expiration October 2006
      Exercise Price $85.00                                    46         15,640
   Expiration October 2006
      Exercise Price $90.00                                    20          3,950
Canadian Pacific Railway, Ltd. - ADR
   Expiration December 2006
      Exercise Price $55.00                                    60         15,450
Capital One Financial Corp.
   Expiration September 2006
      Exercise Price $85.00                                    11          4,675
   Expiration September 2006
      Exercise Price $95.00                                     9            563
   Expiration January 2007
      Exercise Price $95.00                                    24          6,960
Celgene Corp.
   Expiration October 2006
      Exercise Price $45.00                                    58         36,540
   Expiration January 2007
      Exercise Price $50.00                                    38         21,090
Ceradyne, Inc.
   Expiration September 2006
      Exercise Price $55.00                                    56         13,440
   Expiration December 2006
      Exercise Price $60.00                                    46         14,720
China Life Insurance Co., Ltd. - ADR
   Expiration October 2006
      Exercise Price $60.00                                    29         22,620
   Expiration October 2006
      Exercise Price $65.00                                    30         15,450
Christopher & Banks Corp.
   Expiration December 2006
      Exercise Price $30.00                                   174         49,155
Chubb Corp.
   Expiration January 2007
      Exercise Price $52.50                                    25          5,188
   Expiration January 2007
      Exercise Price $55.00                                    57          6,840
Cisco Systems, Inc.
   Expiration January 2007
      Exercise Price $22.50                                   455         31,850
Coca-Cola Enterprises, Inc.
   Expiration November 2006
      Exercise Price $20.00                                   238         32,725
   Expiration November 2006
      Exercise Price $22.50                                    60          1,950
Cognizant Technology Solutions Corp.
   Expiration October 2006
      Exercise Price $70.00                                    41         19,680
   Expiration January 2007
      Exercise Price $75.00                                    82         39,770
Coldwater Creek, Inc.
   Expiration October 2006
      Exercise Price $30.00                                   156         18,330
Comcast Corp. - Class A
   Expiration January 2007
      Exercise Price $32.50                                   181         53,395
Commerce Bancorp Inc.
   Expiration December 2006
      Exercise Price $42.50                                   112         13,160
Companhia Vale do Rio Doce - ADR
   Expiration September 2006
      Exercise Price $27.50                                   192         10,560
   Expiration January 2007
      Exercise Price $27.50                                    64         10,080
Computer Sciences Corp.
   Expiration September 2006
      Exercise Price $60.00                                    46            690

   Expiration January 2007
      Exercise Price $65.00                                    38          1,425
CONSOL Energy, Inc.
   Expiration January 2007
      Exercise Price $50.00                                   145         75,400
   Expiration January 2007
      Exercise Price $45.00                                    20         15,100
Cost Plus, Inc.
   Expiration November 2006
      Exercise Price $17.50                                   165         11,963
CSX Corp.
   Expiration November 2006
      Exercise Price $70.00                                    24         13,920
   Expiration November 2006
      Exercise Price $75.00                                    72         25,200
   Expiration November 2006
      Exercise Price $80.00                                    24          4,620
Cullen/Frost Bankers, Inc.
   Expiration October 2006
      Exercise Price $60.00                                    75         10,500
Cummins, Inc.
   Expiration September 2006
      Exercise Price $110.00                                   27         42,120
   Expiration December 2006
      Exercise Price $120.00                                    9         11,025
   Expiration January 2007
      Exercise Price $120.00                                   12         16,080
CVS Corp.
   Expiration August 2006
      Exercise Price $30.00                                   130         20,800
   Expiration November 2006
      Exercise Price $32.50                                    70          9,275
Darden Resturants, Inc.
   Expiration October 2006
      Exercise Price $40.00                                   110         23,925
Dick's Sporting Goods, Inc.
   Expiration January 2007
      Exercise Price $45.00                                    53          9,010
Dollar Tree Stores, Inc.
   Expiration August 2006
      Exercise Price $27.50                                   109          7,358
   Expiration November 2006
      Exercise Price $30.00                                    28          2,030
   Expiration November 2006
      Exercise Price $27.50                                    53          8,480
DRS Technologies, Inc.
   Expiration December 2006
      Exercise Price $60.00                                    56          3,780
East-West Bancorp, Inc.
   Expiration October 2006
      Exercise Price $40.00                                    29          3,770
   Expiration October 2006
      Exercise Price $45.00                                    12            270
Ethan Allen Interiors, Inc.
   Expiration August 2006
      Exercise Price $45.00                                    10            150
   Expiration November 2006
      Exercise Price $45.00                                    42          2,310
Family Dollar Stores, Inc.
   Expiration July 2006
      Exercise Price $27.50                                    17             43
   Expiration October 2006
      Exercise Price $27.50                                   178          8,900
Fastenal Co.
   Expiration November 2006
      Exercise Price $50.00                                    39          2,438
   Expiration November 2006
      Exercise Price $55.00                                     8            160
FedEx Corp.
   Expiration October 2006
      Exercise Price 125.00                                    89         29,815
Fiserv, Inc.
   Expiration January 2007
      Exercise Price $50.00                                   104         15,860
Fomento Economico Mexicano, S.A. de C.V. -  ADR
   Expiration October 2006
      Exercise Price $95.00                                    25          6,125

   Expiration October 2006
      Exercise Price $100.00                                   38          5,985
Forest Laboratories Inc.
   Expiration August 2006
      Exercise Price $40.00                                    19          5,653
   Expiration August 2006
      Exercise Price $45.00                                    27          2,295
   Expiration November 2006
      Exercise Price $45.00                                    45         10,013
Frontline, Ltd.
   Expiration February 2007
      Exercise Price $40.00                                    50          9,375
Furniture Brands International, Inc.
   Expiration July 2006
      Exercise Price $25.00                                   183            458
   Expiration October 2006
      Exercise Price $25.00                                   123         10,763
General Motors Corp.
   Expiration September 2006
      Exercise Price $27.50                                    76         30,780
Gol - Linehas Aereas Inteligentes S.A. - ADR
   Expiration October 2006
      Exercise Price $40.00                                   118         33,040
Gold Fields, Ltd. - ADR
   Expiration August 2006
      Exercise Price $25.00                                    65          1,950
   Expiration January 2007
      Exercise Price $25.00                                    91         24,798
Google, Inc. - Class A
   Expiration September 2006
      Exercise Price $410.00                                    5         16,575
   Expiration September 2006
      Exercise Price $430.00                                    3          6,765
   Expiration January 2007
      Exercise Price $460.00                                    9         27,630
Grant Prideco, Inc.
   Expiration October 2006
      Exercise Price $50.00                                    16          4,320
   Expiration October 2006
      Exercise Price $55.00                                    50          7,125
Helen of Troy, Ltd.
   Expiration January 2007
      Exercise Price $22.50                                   186          9,765
Helmerich & Payne, Inc.
   Expiration September 2006
      Exercise Price $75.00                                    25          1,750
   Expiration September 2006
      Exercise Price $80.00                                    26            910
Henry Schein, Inc.
   Expiration July 2006
      Exercise Price $50.00                                   106          1,325
   Expiration October 2006
      Exercise Price $45.00                                    26          9,750
Hercules, Inc.
   Expiration August 2006
      Exercise Price $15.00                                    40          3,300
Infosys Technologies, Ltd. - ADR
   Expiration October 2006
      Exercise Price $85.00                                    23          6,958
   Expiration October 2006
      Exercise Price $90.00                                    24          4,260
International Business Machines Corp.
   Expiration October 2006
      Exercise Price $85.00                                    56          3,640
   Expiration January 2007
      Exercise Price $90.00                                    19          1,378
J2 Global Communications, Inc.
   Expiration January 2007
      Exercise Price $35.00                                   160         45,600
J.B. Hunt Transportation Services, Inc.
   Expiration November 2006
      Exercise Price $25.00                                   135         31,050
Johnson Controls, Inc.
   Expiration July 2006
      Exercise Price $85.00                                    40          4,600
   Expiration October 2006
      Exercise Price $90.00                                    59         13,718

Joy Global, Inc.
   Expiration January 2007
      Exercise Price $65.00                                    38         14,440
JPMorgan Chase & Co.
   Expiration December 2006
      Exercise Price $47.50                                   161          9,660
   Expiration January 2007
      Exercise Price $45.00                                    54          7,965
KCS Energy, Inc.
   Expiration December 2006
      Exercise Price $30.00                                   115         32,488
Kirby Corp.
   Expiration September 2006
      Exercise Price $40.00                                    26          5,460
   Expiration December 2006
      Exercise Price $42.50                                    64         17,280
Knight Transportation, Inc.
   Expiration December 2006
      Exercise Price $22.50                                   163         17,115
Kohl's Corp.
   Expiration October 2006
      Exercise Price $60.00                                   111         38,850
Komag, Inc.
   Expiration September 2006
      Exercise Price $45.00                                    32         14,880
   Expiration December 2006
      Exercise Price $55.00                                    56         16,240
Korea Electric Power Corp. - ADR
   Expiration September 2006
      Exercise Price $25.00                                    78            975
   Expiration December 2006
      Exercise Price $25.00                                   190          2,850
LG Phillips LCD Co., Ltd. - ADR
   Expiration July 2006
      Exercise Price $22.50                                    52            390
   Expiration October 2006
      Exercise Price $25.00                                    13            163
Lifepoint Hospitals, Inc.
   Expiration November 2006
      Exercise Price $40.00                                   137          7,535
Longs Drug Stores Corp.
   Expiration September 2006
      Exercise Price $50.00                                    72          7,740
Lowes Corp.
   Expiration September 2006
      Exercise Price $35.00                                    18          3,195
   Expiration September 2006
      Exercise Price $36.625                                   45          4,275
   Expiration December 2006
      Exercise Price $38.375                                  117         13,455
Martin Marietta Materials, Inc.
   Expiration October 2006
      Exercise Price $95.00                                    39         24,570
Matsushita Electrical Industrial Co., Ltd. - ADR
   Expiration December 2006
      Exercise Price $25.00                                   203         11,673
MetLife, Inc.
   Expiration September 2006
      Exercise Price $50.00                                    13          3,803
   Expiration September 2006
      Exercise Price $55.00                                    13            845
   Expiration December 2006
      Exercise Price $55.00                                    61          8,845
Michaels Stores, Inc.
   Expiration December 2006
      Exercise Price $42.50                                   110         10,725
Molecular Devices Corp.
   Expiration July 2006
      Exercise Price $30.00                                    17          2,423
   Expiration July 2006
      Exercise Price $35.00                                    34            425
   Expiration October 2006
      Exercise Price $40.00                                    17            468
Morgan Stanley
   Expiration October 2006
      Exercise Price $65.00                                    81         18,630
   Expiration January 2007

      Exercise Price $70.00                                    18          3,015
Nabors Industries, Ltd.
   Expiration September 2006
      Exercise Price $37.50                                    82          9,020
   Expiration December 2006
      Exercise Price $45.00                                    24          1,320
   Expiration January 2007
      Exercise Price $40.00                                    56          9,380
National-OilWell Varco, Inc.
   Expiration November 2006
      Exercise Price $70.00                                    27         10,935
   Expiration November 2006
      Exercise Price $75.00                                    56         14,280
New Century Financial Corp.
   Expiration November 2006
      Exercise Price $50.00                                    42         12,390
   Expiration January 2007
      Exercise Price $55.00                                    77         15,785
NICE Systems, Ltd. - ADR
   Expiration August 2006
      Exercise Price $27.50                                   142         26,625
   Expiration November 2006
      Exercise Price $30.00                                   102         18,870
Norfolk Southern Corp.
   Expiration September 2006
      Exercise Price $55.00                                    88         20,020
   Expiration January 2007
      Exercise Price $60.00                                    60         14,400
Northrop Grumman Corp.
   Expiration November 2006
      Exercise Price $70.00                                    56          6,020
   Expiration November 2006
      Exercise Price $75.00                                    24            840
NovaStar Financial, Inc.
   Expiration January 2007
      Exercise Price $35.00                                   110         14,300
   Expiration January 2007
      Exercise Price $40.00                                    74          2,960
O'Reilly Automotive, Inc.
   Expiration August 2006
      Exercise Price $35.00                                   129          5,483
   Expiration November 2006
      Exercise Price $40.00                                    31            698
Overseas Shipholding Group, Inc.
   Expiration October 2006
      Exercise Price $60.00                                    30         10,350
Peabody Energy Corp.
   Expiration December 2006
      Exercise Price $70.00                                    13          4,160
   Expiration January 2007
      Exercise Price $65.00                                     9          4,725
   Expiration January 2007
      Exercise Price $75.00                                   103         29,870
PetsMart, Inc.
   Expiration October 2006
      Exercise Price $30.00                                    90          4,500
Philippine Long Distance Telephone Co. - ADR
   Expiration December 2006
      Exercise Price $45.00                                    77          2,888
PNC Financial Services Group, Inc.
   Expiration August 2006
      Exercise Price $70.00                                    11          2,283
   Expiration January 2007
      Exercise Price $75.00                                    45         10,575
Polaris Industries, Inc.
   Expiration September 2006
      Exercise Price $55.00                                    17            170
   Expiration December 2006
      Exercise Price $50.00                                    67         10,888
Posco - ADR
   Expiration November 2006
      Exercise Price $75.00                                    57         18,525
Prudential Financial, Inc.
   Expiration September 2006
      Exercise Price $80.00                                    17          3,400
   Expiration December 2006
      Exercise Price $80.00                                    16          5,920

   Expiration December 2006
      Exercise Price $85.00                                    22          3,850
Rent-A-Center, Inc.
   Expiration September 2006
      Exercise Price $30.00                                    29          1,088
   Expiration December 2006
      Exercise Price $30.00                                   184         19,320
Rio Tinto PLC - ADR
   Expiration October 2006
      Exercise Price $230.00                                    4          3,820
   Expiration October 2006
      Exercise Price $240.00                                   19         13,680
   Expiration October 2006
      Exercise Price $250.00                                    9          4,410
Ross Stores, inc
   Expiration November 2006
      Exercise Price $30.00                                   267         39,383
Rowan Companies, Inc.
   Expiration October 2006
      Exercise Price $52.50                                    40            800
   Expiration October 2006
      Exercise Price $50.00                                    30            900
   Expiration October 2006
      Exercise Price $47.50                                    70          3,500
Ryder System, Inc.
   Expiration November 2006
      Exercise Price $55.00                                   186        125,550
Seagate Technology
   Expiration September 2006
      Exercise Price $25.00                                   123         11,070
   Expiration September 2006
      Exercise Price $30.00                                    77          1,540
   Expiration January 2007
      Exercise Price $30.00                                   108          7,830
Siliconware Precision Industries Co. - ADR
   Expiration September 2006
      Exercise Price $7.50                                    576          4,320
Smith International, Inc.
   Expiration January 2007
      Exercise Price $50.00                                    87         24,795
SonoSite, Inc.
   Expiration December 2006
      Exercise Price $45.00                                    30          4,350
Steve Madden, Ltd.
   Expiration December 2006
      Exercise Price $40.00                                    40@         5,850
   Expiration December 2006
      Exercise Price $36.625                                   40@         9,600
SunTrust Banks, Inc.
   Expiration January 2007
      Exercise Price $85.00                                    60          6,450
Superior Energy Services, Inc.
   Expiration December 2006
      Exercise Price $35.00                                   328         86,920
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR
   Expiration January 2007
      Exercise Price $11.00                                   390#        28,899
Telefonos de Mexico S.A. de C.V. - ADR
   Expiration August 2006
      Exercise Price $25.00                                    48            360
   Expiration November 2006
      Exercise Price $22.50                                   135         12,488
Texas Instruments, Inc.
   Expiration July 2006
      Exercise Price $35.00                                    25            125
   Expiration October 2006
      Exercise Price $35.00                                    50          3,750
   Expiration October 2006
      Exercise Price $37.50                                    25            875
The Bank of New York Co., Inc.
   Expiration July 2006
      Exercise Price $35.00                                   175          1,750
   Expiration October 2006
      Exercise Price $37.50                                    44            660
The Goldman Sachs Group, Inc.
   Expiration October 2006
      Exercise Price $165.00                                   24          7,200

   Expiration January 2007
      Exercise Price $180.00                                   30          7,050
The Hartford Financial Services Group, Inc.
   Expiration December 2006
      Exercise Price $95.00                                    65          9,913
   Expiration January 2007
      Exercise Price $90.00                                    22          7,810
The Sherwin-Williams Co.
   Expiration September 2006
      Exercise Price $50.00                                    11          1,678
   Expiration January 2007
      Exercise Price $55.00                                    46          6,900
The Toro Co.
   Expiration September 2006
      Exercise Price $50.00                                    68          7,140
   Expiration September 2006
      Exercise Price $55.00                                    29            580
Toyota Motor Corp. - ADR
   Expiration October 2006
      Exercise Price $125.00                                   31          2,790
UBS AG - ADR
   Expiration December 2006
      Exercise Price $120.00                                   41         11,890
Ultra Petroleum Corp. - ADR
   Expiration September 2006
      Exercise Price $65.00                                    69         23,460
   Expiration January 2007
      Exercise Price $70.00                                    49         25,970
Unit Corp.
   Expiration December 2006
      Exercise Price $65.00                                   104         31,460
   Expiration December 2006
      Exercise Price $70.00                                    45          8,213
United Parcel Service, Inc. - Class B
   Expiration October 2006
      Exercise Price $85.00                                    28          5,250
   Expiration January 2007
      Exercise Price $90.00                                    15          2,063
Universal Forest Products, Inc.
   Expiration October 2006
      Exercise Price $75.00                                    38          7,410
   Expiration October 2006
      Exercise Price $80.00                                    25          2,000
VF Corp.
   Expiration November 2006
      Exercise Price $65.00                                    92         53,820
Vimple Communications - ADR
   Expiration January 2007
      Exercise Price $50.00                                   107         29,960
Wachovia Corp.
   Expiration July 2006
      Exercise Price $57.50                                    20            150
   Expiration January 2007
      Exercise Price $60.00                                    85          9,138
   Expiration January 2007
      Exercise Price $65.00                                    26            780
Washington Mutual, Inc.
   Expiration July 2006
      Exercise Price $45.00                                    22          2,530
   Expiration January 2007
      Exercise Price $50.00                                    67          6,868
Wesco International, Inc.
   Expiration October 2006
      Exercise Price $80.00                                    31          6,975
   Expiration October 2006
      Exercise Price $85.00                                    47          6,698
                                                                      ----------
Total Options Written
(Premiums received $2,611,479)                             16,477      2,753,229
                                                                      ==========

The accompanying notes are an integral part of this Schedule of Written Options.

*    All written options have 100 shares per contract unless otherwise noted.

@    Contracts have 150 shares per contract.

#    Contracts have 114 shares per contract.

SCHEDULE OF INVESTMENTS
ICON EQUITY INCOME FUND
JUNE 30, 2006
(UNAUDITED)

 SHARES OR
 PRINCIPAL
  AMOUNT                                                               VALUE
----------                                                         ------------
             COMMON STOCKS (91.4%)
    29,400   A.G. Edwards, Inc.                                    $  1,626,408
    16,400   Abercrombie & Fitch Co.                                    909,052
    36,000   Alcoa, Inc.                                              1,164,960
    39,200   Alliant Energy Corp.                                     1,344,560
    15,700   American Financial Group,
             Inc.                                                       673,530
    62,700   Angelica Corp.                                           1,099,758
    24,300   Arkansas Best Corp.                                      1,220,103
    51,200   AT&T, Inc.                                               1,427,968
    77,100   Banco Santander Central
             Hispano SA - ADR                                         1,127,202
    35,500   Bank of America Corp.                                    1,707,550
    34,800   BellSouth Corp.                                          1,259,760
    31,400   BHP Billiton, Ltd. - ADR                                 1,352,398
    33,400   Black Hills Corp.                                        1,146,622
    29,600   Canadian National Railway Co.
             - ADR                                                    1,295,000
    24,800   Canadian Pacific Railway,
             Ltd. - ADR                                               1,268,272
    15,600   Canon, Inc. - ADR                                        1,143,012
    20,900   Caterpillar, Inc.                                        1,556,632
    35,300   Chesapeake Corp.                                           579,273
    40,900   Christopher & Banks Corp.                                1,186,100
    66,200   Cisco Systems, Inc.(a)                                   1,292,886
    42,400   Citigroup, Inc.                                          2,045,376
    38,400   Clear Channel Communications,
             Inc.                                                     1,188,480
    17,100   Colgate-Palmolive Co.                                    1,024,290
    53,400   Companhia De Saneamento
             Basico do Estado De Sao Paulo
             - ADR                                                    1,257,570
    22,900   Companhia Energetica de Minas
             Gerais - ADR                                               975,769
    58,900   ConAgra Foods, Inc.                                      1,302,279
    12,600   Cummins, Inc.                                            1,540,350
    12,600   Deere & Co.                                              1,051,974
    46,900   Delta and Pine Land Co.                                  1,378,860
    10,500   Deutsche Bank AG - ADR                                   1,181,250
    18,700   Diamond Offshore Drilling,
             Inc.                                                     1,569,491
    28,100   E.I. du Pont de Nemours and
             Co.                                                      1,168,960
    20,300   Eaton Corp.                                              1,530,620
    15,200   Emerson Electric Co.                                     1,273,912
    21,200   Exelon Corp.                                             1,204,796
    47,000   Family Dollar Stores, Inc.                               1,148,210
   129,500   Friedman, Billings, Ramsey
             Group, Inc.                                              1,420,615
    30,900   General Maritime Corp.                                   1,142,064
    47,400   General Motors Corp.                                     1,412,046
    50,800   Gold Fields, Ltd. - ADR                                  1,163,320
     3,400   Google, Inc. - Class A(a)                                1,425,722
    21,400   Harley-Davidson, Inc.                                    1,174,646
    13,700   Harsco Corp.                                             1,068,052
    45,000   Health Management Associates,
             Inc.                                                       886,950
    45,100   Hewlett-Packard Co.                                      1,428,768
    23,000   Hillenbrand Industries, Inc.                             1,115,500
    30,900   Honeywell International, Inc.                            1,245,270
    13,100   Infosys Technologies, Ltd. -
             ADR                                                      1,000,971
    40,709   ING Group N.V. - ADR                                     1,600,678
    44,600   Jackson Hewitt Tax Services,
             Inc.                                                     1,398,210
    11,500   Johnson & Johnson, Inc.                                    689,080
    13,700   Johnson Controls, Inc.                                   1,126,414
    50,900   JPMorgan Chase & Co.                                     2,137,800
    49,300   Kellwood Co.                                             1,443,011

    16,100   Kimberly-Clark Corp.                                       993,370
    37,100   Knightsbridge Tankers, Ltd.                                980,182
    46,900   Lear Corp.                                               1,041,649
    49,700   Leggett & Platt, Inc.                                    1,241,506
    63,800   Limited Brands, Inc.                                     1,632,642
    18,500   Lincoln National Corp.                                   1,044,140
    26,200   Manor Care, Inc.                                         1,229,304
    15,005   Marathon Oil Corp.                                       1,249,917
    44,000   Masco Corp.                                              1,304,160
    21,500   McKesson HBOC, Inc.                                      1,016,520
    28,700   Mellon Financial Corp.                                     988,141
    39,200   Merck & Co., Inc.                                        1,428,056
   170,500   MFA Mortgage Investments,
             Inc.                                                     1,173,040
    21,400   Morgan Stanley                                           1,352,694
    28,400   MSC Industrial Direct Co.,
             Inc. - Class A                                           1,350,988
    38,100   New Century Financial Corp.                              1,743,075
    12,400   Nike, Inc. - Class B                                     1,004,400
    38,200   Nordic American Tanker
             Shipping, Ltd.                                           1,392,390
    44,300   NovaStar Financial, Inc.                                 1,400,323
    32,875   Old Republic International
             Corp.                                                      702,539
    56,500   Pacer International, Inc.                                1,840,770
    11,500   Petrochina Co., Ltd. - ADR                               1,241,655
    51,300   Pfizer, Inc.                                             1,204,011
    34,731   Philippine Long Distance
             Telephone Co. -  ADR                                     1,198,914
    17,700   PNC Financial Services Group,
             Inc.                                                     1,242,009
    17,000   Posco - ADR                                              1,137,300
    46,500   Precision Drilling Corp. -
             ADR                                                      1,543,800
    20,000   Protective Life Corp.                                      932,400
    28,800   Raytheon Co.                                             1,283,616
    23,100   Ryder System, Inc.                                       1,349,733
    58,900   Seagate Technology                                       1,333,496
   145,800   Siliconware Precision
             Industries Co. -  ADR                                      871,884
    14,900   Southern Copper Corp.                                    1,328,037
    77,300   Telefonica Moviles, S.A. -
             ADR(a)                                                   1,080,654
     9,900   The Bear Stearns Cos., Inc.                              1,386,792
    24,500   TXU Corp.                                                1,464,855
    10,500   UBS AG - ADR                                             1,151,850
    13,600   Union Pacific Corp.                                      1,264,256
    16,700   United Parcel Service, Inc. -
             Class B                                                  1,374,911
    21,900   V.F. Corp.                                               1,487,448
    16,300   W.W. Grainger, Inc.                                      1,226,249
    25,100   Wachovia Corp.                                           1,357,408
    27,300   Wal-Mart Stores, Inc.                                    1,315,041
    26,500   Washington Mutual, Inc.                                  1,207,870
    12,400   Whirlpool Corp.                                          1,024,860
                                                                   ------------
             TOTAL COMMON STOCKS (COST
             $113,204,886)                                          124,221,205
             CONVERTIBLE PREFERRED STOCKS
             (0.7%)
     7,000   Northrop Grumman Corp.                                     885,500
                                                                   ------------
             TOTAL CONVERTIBLE PREFERRED
             STOCKS (COST $927,374)                                     885,500

                                             INTEREST   MATURITY
             CORPORATE BONDS  (2.6%)           RATE       DATE
                                             --------   --------
 1,000,000   DaimlerChrysler AG                 6.50    11/15/13        999,456
 1,288,000   Household Finance Corp.            4.75    07/15/13      1,197,396
   750,000   Mediacom Broadband LLC            11.00    07/15/13        792,188
   575,000   United Rentals NA, Inc.            7.75    11/15/13        546,250
                                                                   ------------
             TOTAL CORPORATE BONDS
             (COST $3,711,191)                                        3,535,290
             U.S. GOVERNMENT AND U.S.
             GOVERNMENT AGENCY BONDS
             (4.8%)
 1,500,000   Fannie Mae                         7.13    03/15/07      1,515,774
 1,000,000   Fannie Mae                         3.38    12/15/08        952,952
 1,323,000   Freddie Mac                        5.16    02/27/15      1,267,571
   258,000   Freddie Mac                        5.00    09/29/17        239,775

   750,000   U.S. Treasury Note                 3.13    01/31/07        740,713
 1,000,000   U.S. Treasury Note                 6.25    02/15/07      1,005,507
   750,000   U.S. Treasury Note                 4.00    08/31/07        739,424
                                                                   ------------
             TOTAL U.S. GOVERNMENT AND
             U.S. GOVERNMENT AGENCY BONDS
             (COST $6,544,888)                                        6,461,716
             CONVERTIBLE CORPORATE BONDS
             (0.4%)
   600,000   International Rectifier Corp.      4.25    07/15/07        589,500
                                                                   ------------
             TOTAL CONVERTIBLE CORPORATE
             BONDS (COST $595,488)                                      589,500
             CALL OPTIONS PURCHASED (0.3%)

       250   Comcast Corp. Expiration
             January 2008,
             Exercise Price $40.00                                       51,250
       166   Cooper Cameron Corp.
             Expiration January 2008,
             Exercise Price $40.00                                      234,890
       662   Hypercom Corp. Expiration
             September 2006,
             Exercise Price $10.00                                       36,410
       250   Rent-A-Center Inc. Expiration
             September 2006,
             Exercise Price $30.00                                        9,375
       136   Steve Madden Ltd. Expiration
             September 2006,
             Exercise Price $26.625                                      91,800
       667   Unisys Corp. Expiration
             January 2007,
             Exercise Price $7.50                                        23,345
                                                                   ------------
             TOTAL CALL OPTIONS PURCHASED
             (COST $297,535)                                            447,070
             SHORT-TERM INVESTMENTS
             (0.1%)
   190,878   Brown Brothers Harriman Time
             Deposit, 4.50%, 07/03/06 #                                 190,878
                                                                   ------------
             TOTAL SHORT-TERM INVESTMENTS
             (COST $190,878)                                            190,878
             Total Investments
             (Cost $125,472,240) 100.3%                             136,331,159
             Liabilities less Other Assets
             (0.3%)                                                    (386,468)
                                                                   ------------
             TOTAL NET ASSETS 100.0%                               $135,944,691
                                                                   ============

The accompanying notes are an integral part of this Schedule of Investments.

Percentages noted above are based on net assets as of June 30, 2006.

(a)  Non-income producing security.

# BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2006.

ADR  American Depositary Receipt

SCHEDULE OF INVESTMENTS
ICON LONG/SHORT FUND
JUNE 30, 2006
(UNAUDITED)

  SHARES     SECURITY NAME                                             VALUE
----------   -------------                                         ------------
             COMMON STOCKS (83.0%)
   100,000   99 Cents Only Stores (a)                              $  1,046,000
    50,000   A.C. Moore Arts & Crafts, Inc. (a)                         815,500
    19,000   A.G. Edwards, Inc.                                       1,051,080
   100,000   Advanced Semiconductor Engineering, Inc. - ADR (a)         497,000
    18,000   Aeropostale, Inc. (a)                                      520,020
    20,000   Alaska Air Group, Inc. (a)                                 788,400
    41,000   Alcoa, Inc.                                              1,326,760
    28,000   Aleris International, Inc. (a)                           1,283,800
    11,000   Aluminum Corp. of China, Ltd. - ADR                        821,700
    36,000   America Movil S.A. De C.V. - ADR                         1,197,360
    40,000   America's Car-Mart, Inc. (a)                               812,400
     5,000   American International Group, Inc.                         295,250
    37,000   AmeriCredit Corp. (a)                                    1,033,040
    22,000   AmerisourceBergen Corp.                                    922,240
    75,000   AmSurg Corp. (a)                                         1,706,250
    25,000   AstraZeneca PLC - ADR                                    1,495,500
    23,000   Atwood Oceanics, Inc. (a)                                1,140,800
    20,000   Berry Petroleum Co.                                        663,000
    34,000   BHP Billiton, Ltd. - ADR                                 1,464,380
    16,300   Big 5 Sporting Goods Corp.                                 317,850
    60,000   Borders Group, Inc.                                      1,107,600
    17,100   Burlington Northern Santa Fe Corp.                       1,355,175
    28,000   Canadian National Railway Co. - ADR                      1,225,000
    50,000   Cash America International, Inc.                         1,600,000
    11,200   Celgene Corp. (a)                                          531,216
    23,500   Christopher & Banks Corp.                                  681,500
    38,000   Citigroup, Inc.                                          1,833,120
    70,000   Coca-Cola Enterprises, Inc.                              1,425,900
    40,000   Colonial Bancgroup, Inc.                                 1,027,200
    25,000   Columbia Sportswear Co. (a)                              1,131,500
    70,000   Companhia De Saneamento Basico do Estado De Sao
             Paulo - ADR                                              1,648,500
    43,200   Companhia Vale do Rio Doce - ADR                         1,038,528
    19,100   Compass Bancshares Inc.                                  1,061,960
    44,000   CONSOL Energy, Inc.                                      2,055,680
    30,000   Constellation Brands, Inc. (a)                             750,000
    42,000   Convergys Corp. (a)                                        819,000
    40,500   Corning, Inc. (a)                                          979,695
    42,500   Cost Plus, Inc. (a)                                        623,050
    43,750   Cray, Inc. (a)                                             435,313
    34,000   Credit Suisse Group - ADR                                1,903,660
    27,000   CSG Systems International, Inc. (a)                        667,980
    20,000   Cullen/Frost Bankers, Inc.                               1,146,000
    11,000   Deutsche Bank AG - ADR                                   1,237,500
    17,500   Diamond Offshore Drilling, Inc.                          1,468,775
    53,000   Dollar Tree Stores, Inc. (a)                             1,404,500
    14,000   Drill-Quip, Inc. (a)                                     1,154,160
    34,000   DRS Technologies, Inc.                                   1,657,500
    28,000   East-West Bancorp, Inc.                                  1,061,480
    40,000   Eastman Kodak Co.                                          951,200
    54,000   Family Dollar Stores, Inc.                               1,319,220
    21,000   Fastenal Co.                                               846,090
     7,300   Fiserv, Inc. (a)                                           331,128
    20,000   Forest Laboratories, Inc. (a)                              773,800
    24,500   Grant Prideco, Inc. (a)                                  1,096,375

    75,000   Haverty Furniture Cos., Inc.                             1,176,750
    29,550   HCC Insurance Holdings, Inc.                               869,952
    62,000   Helen of Troy, Ltd. (a)                                  1,140,800
    15,000   Helix Energy Solutions Group, Inc. (a)                     605,400
    17,700   Helmerich & Payne, Inc.                                  1,066,602
    30,000   Henry Schein, Inc. (a)                                   1,401,900
    16,000   Hub Group, Inc., Class A (a)                               392,480
    13,000   Hutchinson Technology, Inc. (a)                            281,190
    70,000   Impac Mortgage Holdings, Inc.                              782,600
    14,000   Investors Financial Services Corp.                         628,600
    36,400   j2 Global Communications, Inc. (a)                       1,136,408
    42,000   JPMorgan Chase & Co.                                     1,764,000
   100,000   K2, Inc. (a)                                             1,094,000
    35,000   KCS Energy, Inc. (a)                                     1,039,500
    45,000   Kforce, Inc. (a)                                           697,050
    41,100   Kindred Healthcare, Inc. (a)                             1,068,600
    22,000   Knight Transportation, Inc.                                444,400
    25,000   Komag, Inc. (a)                                          1,154,500
    22,000   L-3 Communications Holdings, Inc.                        1,659,240
    15,000   Lan Airlines S.A. - ADR                                    488,100
    14,600   Lehman Brothers Holdings, Inc.                             951,190
    50,000   Lifepoint Hospitals, Inc. (a)                            1,606,500
    30,000   Liz Claiborne, Inc.                                      1,111,800
     7,000   Martin Marietta Materials, Inc.                            638,050
    35,000   Masco Corp.                                              1,037,400
    25,000   Michaels Stores, Inc.                                    1,031,000
    25,000   Morgan Stanley                                           1,580,250
    19,000   MSC Industrial Direct Co., Inc. - Class A                  903,830
    40,000   Mylan Laboratories, Inc.                                   800,000
    19,500   National-OilWell Varco, Inc. (a)                         1,234,740
    46,800   Netease.com, Inc. - ADR (a)                              1,045,044
    34,000   NICE Systems, Ltd. - ADR (a)                               956,760
    26,000   Norfolk Southern Corp.                                   1,383,720
    27,000   Old Dominion Freight Line, Inc. (a)                      1,014,930
    11,000   Pacer International, Inc.                                  358,380
    31,000   Peabody Energy Corp.                                     1,728,250
    30,000   PepsiAmericas, Inc.                                        663,300
    43,000   PETCO Animal Supplies, Inc. (a)                            878,490
    34,000   PetsMart, Inc.                                             870,400
    25,000   Polaris Industries, Inc.                                 1,082,500
    19,000   Posco - ADR                                              1,271,100
     7,500   Protective Life Corp.                                      349,650
     4,500   Prudential Financial, Inc.                                 349,650
    25,000   Radyne Corp. (a)                                           284,500
    22,000   Redwood Trust, Inc.                                      1,074,260
    45,000   Rent-A-Center, Inc. (a)                                  1,118,700
     5,700   Rio Tinto PLC - ADR                                      1,195,347
    17,500   Ross Stores, Inc.                                          490,875
    28,000   Rowan Cos., Inc.                                           996,520
    23,500   Ryder System, Inc.                                       1,373,105
    20,000   Satyam Computer Services, Ltd. - ADR                       662,800
    47,000   Seagate Technology                                       1,064,080
   175,000   Siliconware Precision Industries Co. - ADR               1,046,500
    20,000   Simpson Manufacturing Co., Inc.                            721,000
    29,200   SkyWest, Inc.                                              724,160
    15,000   Southern Copper Corp.                                    1,336,950
    40,000   Southwest Water Co.                                        478,800
     8,600   StanCorp Financial Group, Inc.                             437,826
    40,000   SUPERVALU, Inc.                                          1,228,000
   128,748   Taiwan Semiconductor Manufacturing Co., Ltd. - ADR       1,181,907
    16,500   The Bank of New York Co., Inc.                             531,300
     6,100   The Goldman Sachs Group, Inc.                              917,623

     8,300   The Hartford Financial Services Group, Inc.                702,180
    45,000   The Pepsi Bottling Group, Inc.                           1,446,750
    24,000   The Stanley Works                                        1,133,280
    30,000   Tim Participacoes S.A. - ADR                               826,500
    40,000   Travelzoo, Inc. (a)                                      1,213,600
    11,000   UBS AG - ADR                                             1,206,700
    18,000   Ultra Petroleum Corp. - ADR (a)                          1,066,860
    41,000   Umpqua Holdings Corp.                                    1,051,650
    17,000   Union Pacific Corp.                                      1,580,320
    21,000   Unit Corp. (a)                                           1,194,690
    16,600   Universal Forest Products, Inc.                          1,041,318
    38,000   W&T Offshore, Inc.                                       1,477,820
    26,000   Weatherford International, Ltd. (a)                      1,290,120
    22,000   Wintrust Financial Corp.                                 1,118,700
                                                                   ------------
             TOTAL COMMON STOCKS (COST $124,688,835)                132,501,382
             SHORT-TERM INVESTMENTS (24.6%)
14,969,647   Brown Brothers Harriman Time Deposit, 4.50%,
             07/03/06 #                                              14,969,647
24,198,975   Jeffries Deposit Account                                24,198,975
                                                                   ------------
             TOTAL SHORT-TERM INVESTMENTS (COST $39,168,622)         39,168,622

             TOTAL INVESTMENTS (Cost $163,857,457) 107.6%           171,670,004
             Liabilities less Other Assets (7.6%)                   (12,141,651)
                                                                   ------------
             TOTAL NET ASSETS 100.0%                               $159,528,353
                                                                   ============

The accompanying notes are an integral part of this Schedule of Investments.

Percentages noted above are based on net assets as of June 30, 2006.

(a)  Non-income producing security.

# BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2006.

ADR  American Depositary Receipt

All shares held may be pledged as collateral for investment securities sold short.

SCHEDULE OF SHORT SECURITIES
ICON LONG/SHORT FUND
JUNE 30, 2006
(UNAUDITED)

  SHARES     SHORT SECURITIES                                          VALUE
----------   ----------------                                      ------------
   105,000   Activision, Inc.(a)                                   $  1,194,900
    25,000   Adobe Systems, Inc.(a)                                     759,000
    50,000   Amazon.com, Inc.(a)                                      1,934,000
    50,000   BMC Software, Inc.(a)                                    1,195,000
    45,000   CA, Inc.                                                   924,750
    17,500   Contango Oil & Gas Co.(a)                                  247,450
    23,500   Electronic Arts, Inc.(a)                                 1,011,440
    12,000   Fluor Corp.                                              1,115,160
    40,000   Insituform Technologies, Inc. - Class A (a)                915,600
    40,000   Kfx, Inc.(a)                                               611,200
    34,000   Netflix, Inc.(a)                                           925,140
    40,000   Progress Software Corp.(a)                                 936,400
    25,000   Salesforce.com, Inc.(a)                                    666,500
    25,000   Sunoco, Inc.                                             1,732,250
    75,000   Syntroleum Corp.(a)                                        455,250
    20,000   Techne Corp.(a)                                          1,018,400
    10,000   Tesoro Corp.                                               743,600
    55,000   The Shaw Group, Inc. (a)                                 1,529,000
    75,000   THQ, Inc.(a)                                             1,620,000
    23,000   URS Corp.(a)                                               966,000
    40,000   Vital Images, Inc.(a)                                      988,000
    12,000   Washington Group International, Inc.                       640,080
                                                                   ------------
             TOTAL SHORT SECURITIES (PROCEEDS $23,226,848)         $ 22,129,120
                                                                   ============

The accompanying notes are an integral part of this Schedule of Short
Securities.

(a)  Non-income producing security.

Notes to Schedules of Investments (unaudited)

June 30, 2006

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The ICON Bond Fund ("Bond Fund"), ICON Core Equity Fund ("Core Equity Fund") ICON Covered Call Fund ("Covered Call Fund"), ICON Equity Income Fund ("Equity Income Fund"), and ICON Long/Short Fund ("Long/Short Fund") are series funds (individually a "Fund" and collectively, the "Funds"). The Funds are part of the ICON Funds (the "Trust"), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end investment management company. The ICON Core Equity Fund commenced operations on October 12, 2000; the other Funds commenced operations on September 30, 2002. Each Fund offers four classes of shares, Class I, Class C, Class Z and Class A with the exception of Bond Fund, which offers three classes of shares, Class I, Class C and Class Z. All classes have equal rights as to earnings, assets and voting privileges except that each Class may bear different distribution fees, registration costs and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. There are currently 12 other active funds within the Trust. Those funds are covered by separate prospectuses and shareholder reports.

Each Fund is authorized to issue an unlimited number of no par shares. The investment objective of the Bond Fund is maximum total return. The investment objective of the Core Equity Fund is long-term capital appreciation with a secondary objective of capital preservation. The investment objective of the Covered Call Fund is modest capital appreciation and to maximize realized gains from writing covered call options. The investment objective of the Equity Income Fund is modest capital appreciation and income. The investment objective of the Long/Short Fund is capital appreciation.

The Funds may have elements of risk, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. Investing in fixed income securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases. Additionally, the Bond Fund may invest in medium- and lower-quality debt securities. High-yield bonds involve a greater risk of default and price volatility than U.S. government and other high-quality bonds. The Covered Call Fund invests in call options; call options involve certain risks, such as limited gains and lack of liquidity of the underlying securities, and are not suitable for all investors. The Long/Short Fund invests short in securities; there are risks associated with selling short, including the risk that the Long/Short Fund may have to cover its short position at a higher price than the short sale, resulting in a loss. The Fund's loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases. There are also risks associated with small and mid-cap investing, including limited product lines, less liquidity and small market share. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically

Notes to Schedules of Investments
associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability.

In addition, in the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund's maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their schedules of investments.

INVESTMENT VALUATION

The Funds' securities and other assets are valued as of the closing price at the close of regular trading on the New York Stock Exchange (the "NYSE") (normally 4 p.m. Eastern time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market ("NASDAQ") are normally valued by a Fund at the NASDAQ Official Closing Price provided by NASDAQ each business day. The Funds use pricing services to report the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service quote of valuation is inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds' securities or other assets are valued at fair value as determined in good faith by the Funds' Board of Trustees ("Board") or pursuant to procedures approved by the Board. The valuation assigned to fair-valued securities for purposes of calculating a Fund's net asset value ("NAV") may differ from the security's most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Lacking any sales that day, the security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Options are valued at their closing mid-price on the principal market where the option is traded. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than sixty days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing

                                               Notes to Schedules of Investments
service is a matrix system which considers such factors as security prices, yields, maturities and ratings. Short-term securities with remaining maturities of sixty days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the New York Stock Exchange are used to convert foreign security values into U.S. dollars.

Foreign securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Funds' adviser determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time a Fund calculates its net asset value.

REPURCHASE AGREEMENTS

Repurchase agreements, if held by the Funds, are fully collateralized by U.S. Government securities and such collateral is in the possession of the Funds' custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to purchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. No repurchase agreements were purchased or sold by the Funds during the quarter ended June 30, 2006.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange daily. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.


Notes to Schedules of Investments

FORWARD FOREIGN CURRENCY CONTRACTS

The Funds may enter into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time with an agreed upon rate.

These contracts are marked-to-market daily. Net realized gains and losses on foreign currency transactions represent disposition of foreign currencies, and the difference between the amount recorded at the time of the transaction and the U.S. dollar amount actually received. The Funds did not enter into any forward foreign currency contracts during the quarter ended June 30, 2006.

FUTURES CONTRACTS

The Funds may invest in financial futures contracts for the purpose of hedging their existing securities or securities it intends to purchase against fluctuations in fair value caused by changes in prevailing markets. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. The Funds held no financial futures contracts during the quarter ended June 30, 2006.

OPTIONS TRANSACTIONS

The Covered Call Fund writes (sells) call options as part of its normal investment activities. Each Fund may write (sell) put and call options only if it owns an offsetting position in the underlying security.

When a Fund writes a put or call option, an amount equal to the premium received is marked-to-market to reflect the current market value of the option. Such liability is subject to off balance sheet risks to the extent of any future increases in market value of the written options. If an

                                               Notes to Schedules of Investments
option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is assigned, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund has no control over whether the underlying securities are subsequently sold
(call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Each Fund may also purchase put and call options. When a Fund purchases a put or call option, an amount equal to the premium paid is marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

SHORT SALES

The Long/Short Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. These short sales are collateralized by cash equivalents or securities held with the Fund's prime broker and segregated account at the Fund's custodian. The collateral required is determined daily by reference to the market value of the short positions. Such collateral for the Fund is held by one broker. Liabilities for securities sold short are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the Fund's prime broker.

INCOME TAXES

The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes, or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Notes to Schedules of Investments

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. As of March 1, 2006, the Bond Fund distributes net investment income, if any, to shareholders daily. Prior to that date, the Bond Fund distributed net investment income, if any, to shareholders monthly. The Core Equity Fund, Covered Call Fund and Long/Short Fund distribute income, if any, annually. The Equity Income Fund distributes net investment income, if any, to shareholders quarterly. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

INVESTMENT TRANSACTIONS

Security transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes security transactions are accounted for on trade date. Gains and losses on securities sold are determined on the basis of identified cost.

ALLOCATION OF INCOME AND EXPENSES

Each class of a Fund's shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class. Expenses which cannot be directly attributed to a specific fund in the Trust are apportioned between all funds in the Trust based upon relative net assets. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets.


                                               Notes to Schedules of Investments

SCHEDULE OF INVESTMENTS
ICON ASIA-PACIFIC REGION FUND
JUNE 30, 2006
(UNAUDITED)

 SHARES OR
 PRINCIPAL
  AMOUNT                                                               VALUE
----------                                                         ------------
             COMMON STOCKS (96.2%)
 1,096,000   Advanced Semiconductor Engineering Inc.               $  1,086,382
    59,000   Ajinomoto Co., Inc.                                        654,091
 2,372,000   Angang New Steel Company, Ltd.                           2,253,389
    27,000   Asahi Soft Drinks Co., Ltd.                                403,500
    58,200   BHP Billiton, Ltd.                                       1,258,455
   385,000   Bumiputra-Commerce Holdings Bhd.                           622,870
    53,250   Canon, Inc.                                              2,610,200
       117   Central Japan Railway Co.                                1,165,858
 2,978,000   China Construction Bank                                  1,359,975
   790,000   China Life Insurance Co., Ltd.                           1,251,481
 1,336,000   China Petroleum & Chemical Corp.                           766,054
    53,000   Chubu Electric Power Company, Inc.                       1,431,804
 1,600,000   CNOOC, Ltd.                                              1,285,272
   159,000   Daihen Corp.                                               801,145
    55,300   Daiichi Sankyo Co., Ltd.                                 1,522,206
    60,000   Daiwa Securities Group, Inc.                               715,072
   906,000   Dongfang Electrical Machinery Co., Ltd.                  1,718,247
       167   East Japan Railway Co.                                   1,241,793
    38,600   Elpida Memory, Inc.(a)                                   1,452,637
   239,000   Ezra Holdings Pte., Ltd.                                   334,585
 1,268,000   Foxconn International Holdings, Ltd.(a)                  2,717,255
   138,000   Fujikura, Ltd.                                           1,523,643
 1,157,000   Hengan International Group Co., Ltd.                     1,885,889
    99,000   High Tech Computer Corp.                                 2,725,215
   125,291   Hon Hai Precision Industry Co., Ltd.                       774,672
 1,480,000   Hopson Development Holdings, Ltd.                        3,065,220
     5,800   Hyundai Heavy Industries Co., Ltd.                         651,472
    10,600   Hyundai Mipo Dockyard Co., Ltd.                          1,061,754
    62,400   Hyundai Steel Co.                                        2,248,401
    86,900   Industrial Bank of Korea                                 1,461,983
    42,900   Ito En, Ltd.                                             1,568,580
   123,000   Itochu Corp.                                             1,082,703
       434   Japan Tobacco, Inc.                                      1,585,241
    16,000   JFE Holdings, Inc.                                         679,440
 1,325,000   Jiangxi Copper Co. Ltd.                                  1,232,987
   394,000   Johnson Health Tech. Co., Ltd.                           2,156,793
   162,000   Kagara Zinc, Ltd.(a)                                       501,568
    39,000   Kansai Electric Power Co., Inc.                            872,841
   101,000   Keppel Corp., Ltd.                                         939,583
    70,000   Kirin Brewery Co., Ltd.                                  1,101,379
    25,700   Kobayashi Pharmaceutical Co., Ltd.                       1,052,994
    81,000   Komatsu, Ltd.                                            1,612,099
    15,000   Kookmin Bank                                             1,236,338
   849,600   KS Energy Services, Ltd.                                 1,098,516
     6,200   Kyocera Corp.                                              480,966
    69,250   Largan Precision Co., Ltd.                               1,482,444
    40,400   LG International Corp.                                     946,371
   158,700   LG Telecom, Ltd.(a)                                      2,074,946
 1,180,000   Li Ning Co., Ltd.                                        1,157,125
   123,000   Mainfreight, Ltd.                                          415,920
   101,000   Matsushita Electric Industrial Co., Ltd.                 2,132,792
    14,200   Megastudy Co., Ltd.                                      1,383,045
   319,000   Mitsubishi Rayon Co., Ltd.                               2,599,756

    75,000   Mitsui & Co., Ltd.                                       1,060,600
       298   Mizuho Financial Group, Inc.                             2,527,738
    32,000   Nissha Printing Co., Ltd.                                1,191,906
    59,700   Nissin Food Products Co., Ltd.                           2,108,911
    15,200   Nitori Co., Ltd.                                           739,863
   197,000   Nitto Boseki Co., Ltd.                                     576,117
   772,800   Osim International Ltd.                                    754,844
   485,000   Oxiana, Ltd.                                             1,145,023
    22,000   Park24 Co., Ltd.                                           649,877
   740,000   Petrochina Co., Ltd.                                       798,693
 3,804,000   PICC Property and Casualty Co., Ltd.                     1,399,276
   523,000   Ping An Insurance (Group) Company of China, Ltd.         1,593,055
   709,000   Ports Design, Ltd.                                       1,143,289
 1,743,000   PT Perusahaan Gas Negara                                 2,120,647
   564,000   PT Semen Gresik                                          1,449,968
   212,500   PTT Exploration and Production, Pcl.                       593,549
 1,188,000   Raffles Education Corp., Ltd.                            1,824,593
    53,000   Ricoh Co. Ltd.                                           1,039,874
    33,500   Samsung Engineering Co., Ltd.                            1,491,818
   778,000   Shin Kong Financial Holding Co., Ltd.                      856,974
    55,300   Shinko Electric Industries Co., Ltd.                     1,604,467
   180,000   Showa Denko K.K.                                           801,352
   150,000   Silitech Technology Corp.                                  794,389
    30,900   Sony Corp.                                               1,362,620
    56,000   Sumitomo Chemical Co., Ltd.                                467,357
   176,000   Sumitomo Metal Industries Ltd.                             727,284
        78   Sumitomo Mitsui Financial Group, Inc.                      826,151
    32,000   Suzuken Co., Ltd.                                        1,269,746
    19,000   Sysmex Corp.                                               877,761
    45,500   Takeda Pharmaceutical Co., Ltd.                          2,832,761
    18,000   Takeuchi Mfg. Co., Ltd.                                    808,737
   485,600   Tenaga Nasional Berhad v                                 1,216,645
   371,000   The Japan Steel Works, Ltd.                              2,544,618
   127,000   Toho Pharmaceutical Co., Ltd.                            2,248,836
    75,000   Tokyo Electric Power Co.                                 2,072,592
    24,100   Tokyo Electron, Ltd.                                     1,684,347
   496,000   Tokyo Gas Co., Ltd.                                      2,337,948
   192,000   Toray Industries, Inc.                                   1,666,536
   205,000   Toshiba Corp.                                            1,338,775
    56,700   Toyota Motor Corp.                                       2,963,903
    42,340   TSM Tech Co., Ltd.                                         759,694
 1,306,000   Unimicron Technology Corp.                               1,701,701
     8,600   Union Tool Co.                                             435,638
   128,000   United Overseas Bank, Ltd.                               1,260,583
    24,495   Woodside Petroleum, Ltd.                                   801,164
 1,834,000   Zijin Mining Group Co., Ltd.                               925,422
   416,103   Zinifex, Ltd.                                            3,119,330
                                                                   ------------
             TOTAL COMMON STOCKS (COST $122,883,013)                135,961,919
             SHORT-TERM INVESTMENTS (3.2%)
 4,489,261   Brown Brothers Harriman Time Deposit, 4.50%,
             07/03/06 #                                               4,489,261
     2,587   Brown Brothers Harriman Time Deposit - Australian
             Dollar, 4.60%, 07/03/06 #                                    1,922
    12,746   Brown Brothers Harriman Time Deposit - Hong Kong
             Dollar, 3.05%, 07/03/06 #                                    1,641
       127   Brown Brothers Harriman Time Deposit - New Zealand
             Dollar, 6.25%, 07/03/06#                                        77
       368   Brown Brothers Harriman Time Deposit - Singapore
             Dollar, 1.95%, 07/03/06#                                       232
                                                                   ------------
             TOTAL SHORT-TERM INVESTMENTS (COST $4,493,143)           4,493,133

             Total Investments (Cost $127,376,156) 99.4%            140,455,052
             Other Assets less Liabilities 0.6%                         909,799
                                                                   ------------
             TOTAL NET ASSETS 100.0%                               $141,364,851
                                                                   ============

The accompanying notes are an integral part of this Schedule of Investments.

Percentages noted above are based on net assets as of June 30, 2006.

(a)  Non-income producing security.

# BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2006.

v All securities were fair valued (Note 1) as of June 30, 2006 unless noted with a v. Total value of securities fair valued was $ 134,745,274.

SCHEDULE OF INVESTMENTS
ICON EUROPE FUND
JUNE 30, 2006
(UNAUDITED)

 SHARES OR
 PRINCIPAL
  AMOUNT                                                               VALUE
----------                                                         -------------
             COMMON STOCKS (95.5%)
    18,700   ABN ARMO Holding N.V.                                 $    512,058
    23,000   Acergy S.A.(a)                                             351,628
    30,800   Alpha Bank A.E.                                            768,363
    25,400   Arcadis N.V.                                             1,201,496
    13,000   AstraZeneca PLC                                            781,621
    23,300   Aviva PLC                                                  329,724
    14,000   Baloise Holding AG                                       1,074,883
    53,400   Banc Monte Dei Paschi Di Seina S.p.A                       321,128
    17,300   Banco Bilbao Vizcaya Argentaria S.A.                       355,946
    32,600   Banco Popolare di Verona e Novara Scrl                     873,299
    16,500   Bank Zachodni WBK S.A.                                     931,610
    68,200   Barclays PLC                                               773,051
    10,000   Bayer AG                                                   459,499
    67,700   BG Group PLC                                               903,545
    33,530   BHP Billiton PLC                                           652,273
    10,500   Bilfinger Berger AG                                        570,146
    11,770   BNP Paribas                                              1,125,368
     4,720   Boehler - Uddeholm AG                                      257,761
    22,800   Boliden AB                                                 419,384
    40,500   BP PLC                                                     469,536
    22,400   British American Tobacco PLC                               563,909
    39,700   Brunel International N.V.                                1,428,188
    35,900   Buzzi Unicem S.p.A                                         822,655
    92,700   Capitalia S.p.A.                                           759,230
    18,000   Commerzbank AG                                             651,692
       740   Compagnie Francois d'Entreprises                           723,457
    23,700   Credit Suisse Group                                      1,322,652
    53,250   Curanum AG                                                 529,923
     3,100   Dem Allianz AG                                             487,776
   241,908   Det Norske Oljeselskap ASA(a)                              485,911
     7,800   Deutsche Bank AG                                           876,091
    25,050   Deutsche Post AG                                           672,739
    10,800   Deutsche Postbank AG                                       775,444
    21,300   Deutsche Telecom AG                                        341,812
     9,300   E.ON AG                                                  1,068,684
   116,000   Energias de Portugal, S.A.                                 456,194
     6,380   Eurofins Scientific(a)                                     413,868
     5,200   EVS Broadcast Equipment S.A.                               256,778
    14,700   Fondiaria - Sai S.p.A.                                     600,216
     2,250   Fresenius AG                                               374,168
    20,700   Fugro N.V.                                                 891,664
       240   Geberit AG                                                 277,467
    19,100   Gerry Weber International AG                               419,639
    55,500   GlaxoSmithKline PLC                                      1,548,679
    29,600   Heineken N.V.                                            1,254,021
     5,800   Henkel KGaA                                                662,101
    32,100   Homeserve PLC                                              919,121
    13,600   InBev N.V.                                                 666,561
    27,400   ING Groep N.V.                                           1,075,534
    36,800   JC AB                                                      240,341
    63,480   Jumbo S.A.                                                 794,724
     4,550   KBC Groep N.V.                                             488,276
    31,500   Kensington Group PLC                                       599,506

     5,500   Koninklijke Boskalis Westminster N.V.                      373,347
     6,700   Lafarge S.A.                                               839,713
    31,600   Man Group PLC                                            1,487,459
   111,070   Marks & Spencer Group PLC                                1,204,450
     2,860   Mayr-Melnhof Karton AG                                     460,762
    45,500   Michael Page International PLC                             294,599
    56,300   National Grid PLC                                          608,258
    14,650   Next PLC                                                   441,452
     8,200   NKT Holding A/S                                            512,889
    51,000   Nordea Bank AB                                             608,330
    22,800   Northern Rock PLC                                          421,524
    13,500   Nutreco Holding N.V.                                       864,725
    27,100   Oesterrichische Elekrizitaitswirts AG - Class A          1,302,755
     7,800   OPG Groep N.V.                                             678,738
    15,770   Option N.V.(a)                                             377,728
    34,463   Pennon Group PLC                                           849,449
    16,300   Phonak Holding AG                                        1,018,519
    15,100   Pinguely - Haulotte                                        434,384
    21,525   Piraeus Bank S.A.                                          511,164
       230   Porsche AG                                                 222,470
     1,730   Puma AG                                                    672,111
     6,800   Raiffeisen International Bank-Holding AG                   589,136
    15,600   Ramirent Oyj                                               616,852
    21,600   Reckitt Benckiser PLC                                      805,880
     6,100   Red Electrica de Espana                                    210,487
     3,950   Renault S.A.                                               423,814
     1,660   Rieter Holding AG                                          637,700
     8,090   Rio Tinto PLC                                              425,941
     4,250   Roche Holding AG                                           701,504
 3,211,860   Rolls-Royce Group PLC - B Shares v                           5,998
    10,850   RWE AG                                                     901,021
    21,500   Saipem S.p.A.                                              487,960
    10,980   Salzgitter AG                                              921,624
    19,000   SBM Offshore N.V.                                          505,620
     4,800   Schneider Electric S.A.                                    499,533
     1,240   Sika  AG(a)                                              1,376,704
     4,465   Societe Generale                                           655,503
     4,020   Solarworld AG                                              252,188
    51,400   Sportingbet PLC                                            373,677
    10,500   Stada Arzneimittel AG                                      417,643
    17,600   Statoil ASA                                                501,916
    16,540   Suez S.A.                                                  686,794
     1,190   Sulzer AG                                                  891,531
    70,400   Swedish Match AB                                         1,134,360
    47,300   Telefonica S.A.                                            786,161
    33,900   ThyssenKrupp AG                                          1,155,603
    15,440   Titan Cement Co.                                           724,864
    18,800   TNT N.V.                                                   672,548
    30,200   TVN S.A.(a)                                                912,392
    13,910   UBS AG                                                   1,523,097
     3,420   Umicore S.A.                                               456,549
     5,720   Unibail                                                    996,456
    40,000   United Internet AG                                         569,942
    18,090   USG People N.V.                                          1,383,947
    22,495   Vacon Oyj                                                  634,257
     1,705   Vallourec S.A.                                           2,051,895
    38,240   Vedanta Resources PLC                                      969,743
    10,300   Veidekke ASA                                               342,302
    11,900   Vivendi Universal                                          415,651
     8,100   Volkswagen AG                                              566,594
    21,210   Xstrata PLC                                                807,213
                                                                   ------------
             TOTAL COMMON STOCKS (COST $71,989,331)                  79,758,766

             PREFERRED STOCKS (1.4%)
    46,800   ProsiebenSat.1 Media AG                                  1,168,004
                                                                   ------------
             TOTAL PREFERRED STOCKS (COST $1,207,418)                 1,168,004

             SHORT-TERM INVESTMENTS (3.1%)
 2,608,349   Brown Brothers Harriman Time Deposit, 4.50%,
             07/03/06 #                                               2,608,349
       496   Brown Brothers Harriman Time Deposit - British
             Pound, 3.54%, 07/03/06 #                                       917
       565   Brown Brothers Harriman Time Deposit - Danish
             Krone, 1.65%, 07/03/06 #                                        97
        57   Brown Brothers Harriman Time Deposit - Euro, 1.70%,
             07/03/06 #                                                      72
       723   Brown Brothers Harriman Time Deposit - Norwegian
             Kroner, 1.15%, 07/03/06 #                                      116
       906   Brown Brothers Harriman Time Deposit - Swedish
             Krona, 1.15%, 07/03/06 #                                       126
                                                                   ------------
             TOTAL SHORT-TERM INVESTMENTS (COST $2,609,661)           2,609,677

             Total Investments (Cost $75,806,410) 100.0%             83,536,447
             Liabilities less other Assets 0.0%                         (49,095)
                                                                   ------------
             TOTAL NET ASSETS 100.0%                               $ 83,487,352
                                                                   ============

The accompanying notes are an integral part of this Schedule of Investments.

Percentages noted above are based on net assets as of June 30, 2006.

(a)  Non-income producing security.

# BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2006.

v All securities were fair valued (Note 1) as of June 30, 2006 unless noted with a v. Total value of securities fair valued was $80,920,772.

ADR  American Depositary Receipt

SCHEDULE OF INVESTMENTS
ICON INTERNATIONAL EQUITY FUND
JUNE 30, 2006
(UNAUDITED)

SHARES OR
PRINCIPAL
  AMOUNT                                                               VALUE
----------                                                         ------------
             COMMON STOCKS (92.2%)
    18,480   ABN ARMO Holding N.V.                                 $    506,033
   364,000   Advanced Semiconductor Engineering Inc.                    360,806
    39,840   Alpha Bank A.E.                                            993,882
   898,000   America Movil S.A. de C.V.                               1,501,354
 1,096,000   Angang New Steel Company, Ltd.                           1,041,194
    20,035   Arcadis N.V.                                               947,716
    20,400   AstraZeneca PLC                                          1,226,544
     4,800   Baloise Holding AG                                         367,561
    32,500   Banco Bilbao Vizcaya Argentaria S.A.                       668,685
    32,200   Banco Popolare di Verona e Novara Scrl                     862,584
    75,400   BG Group PLC                                             1,006,312
    26,500   BHP Billiton PLC                                           515,515
    13,622   BNP Paribas                                              1,302,444
     5,560   Boehler - Uddeholm AG                                      303,634
    35,500   BP PLC                                                     411,569
    26,240   British American Tobacco PLC                               660,579
    24,400   Brunel International N.V.                                  877,778
   227,000   Bumiputra-Commerce Holdings Bhd.                           367,250
    14,800   Canadian National Railway Co.                              646,638
    18,900   Canon, Inc.                                                926,438
   117,600   Capitalia S.p.A.                                           963,166
     6,300   Celesio AG                                                 572,003
   714,000   China Petroleum & Chemical Corp.                           409,403
    27,530   Commerzbank AG                                             996,727
       800   Compagnie Francois d'Entreprises                           782,116
    19,300   Credit Suisse Group                                      1,077,096
    37,000   Daiwa Securities Group, Inc.                               440,961
   258,128   Det Norske Oljeselskap ASA (a)                             518,492
     5,500   Deutsche Bank AG                                           617,756
    30,700   Deutsche Post AG                                           824,474
    31,000   Deutsche Telecom AG                                        497,473
   396,000   Dongfang Electrical Machinery Co., Ltd.                    751,022
     5,480   DSM N.V.                                                   227,970
    10,100   E.ON AG                                                  1,160,613
       100   East Japan Railway Co.                                     743,589
     7,860   Eurofins Scientific (a)                                    509,875
     7,970   EVS Broadcast Equipment S.A.                               393,561
   206,000   Ezra Holdings Pte., Ltd.                                   288,387
    17,600   First Quantum Minerals, Ltd.                               789,161
     5,800   Flint Energy Services, Ltd. (a)                            301,797
    17,400   Fondiaria - Sai S.p.A.                                     710,460
   140,000   Foxconn International Holdings, Ltd. (a)                   300,012
    19,800   Fugro N.V.                                                 852,897
    61,000   Fujikura, Ltd.                                             673,494
    43,700   GlaxoSmithKline PLC                                      1,219,410
    17,600   Heineken N.V.                                              745,634
   516,000   Hengan International Group Co., Ltd.                       841,071
    49,200   High Tech Computer Corp.                                 1,354,349
   707,000   Hopson Development Holdings, Ltd.                        1,464,264
     4,300   Hyundai Mipo Dockyard Co., Ltd.                            430,711
    21,200   Industrial Bank of Korea                                   356,663
    24,200   ING Groep N.V.                                             949,924
    10,100   Inmet Mining Corp.                                         371,945
       190   Japan Tobacco, Inc.                                        693,999

    18,000   JFE Holdings, Inc.                                         764,371
   146,400   Johnson Health Tech. Co., Ltd.                             801,407
    35,400   Jumbo S.A.                                                 443,182
    24,100   Kensington Group PLC                                       458,670
    28,000   Kirin Brewery Co., Ltd.                                    440,551
    14,200   Kobayashi Pharmaceutical Co., Ltd.                         581,810
    24,000   Komatsu, Ltd.                                              477,659
   211,000   KS Energy Services, Ltd.                                   272,819
     3,700   Kyocera Corp.                                              287,028
     7,550   Lafarge S.A.                                               946,244
    35,450   Largan Precision Co., Ltd.                                 758,883
    84,500   LG Telecom, Ltd. (a)                                     1,104,808
   552,000   Li Ning Co., Ltd.                                          541,299
    22,900   Man Group PLC                                            1,077,936
    28,000   Matsushita Electric Industrial Co., Ltd.                   591,269
     7,700   Megastudy Co., Ltd.                                        749,961
   158,000   Mitsubishi Rayon Co., Ltd.                               1,287,655
        58   Mizuho Financial Group, Inc.                               491,976
    74,300   National Grid PLC                                          802,728
     1,850   Nestle S.A.                                                580,161
    16,050   Next PLC                                                   483,639
    35,100   Nissin Food Products Co., Ltd.                           1,239,912
   113,000   Nitto Boseki Co., Ltd.                                     330,463
    10,900   Nutreco Holding N.V.                                       698,186
    27,150   Oesterrichische Elekrizitaitswirts AG - Class A          1,305,159
     6,600   OPG Groep N.V.                                             574,316
    23,920   Option N.V. (a)                                            572,940
    38,627   Pennon Group PLC                                           952,084
     8,100   Petroleo Brasileiro, S.A. - ADR                            723,411
     8,300   Phonak Holding AG                                          518,633
   340,000   Ping An Insurance (Group) Company of China, Ltd.         1,035,638
   382,000   Ports Design, Ltd.                                         615,989
   198,000   PT Semen Gresik                                            509,031
     1,700   Puma AG                                                    660,456
     4,900   Raiffeisen International Bank-Holding AG                   424,525
    26,800   Reckitt Benckiser PLC                                      999,888
     4,000   Renault S.A.                                               429,178
     4,300   Roche Holding AG                                           709,757
     5,050   RWE AG                                                     419,369
    23,800   Sampo Oyj                                                  453,870
    17,700   Samsung Engineering Co., Ltd.                              788,214
    19,600   SBM Offshore N.V.                                          521,586
     4,000   Schneider Electric S.A.                                    416,278
    14,000   Shinko Electric Industries Co., Ltd.                       406,194
    74,000   Silitech Technology Corp.                                  391,899
     8,860   Solarworld AG                                              555,816
    12,400   Suez S.A.                                                  514,888
    19,800   Takeda Pharmaceutical Co., Ltd.                          1,232,719
    60,800   Telefonica S.A.                                          1,010,540
   254,800   Tenaga Nasional Berhad v                                   638,388
   126,000   The Japan Steel Works, Ltd.                                864,210
    33,800   ThyssenKrupp AG                                          1,152,195
    19,050   Titan Cement Co.                                           894,343
    24,240   TNT N.V.                                                   867,158
    62,400   Toho Pharmaceutical Co., Ltd.                            1,104,941
    41,200   Tokyo Electric Power Co.                                 1,138,544
   233,000   Tokyo Gas Co., Ltd.                                      1,098,270
    78,000   Toshiba Corp.                                              509,387
    16,200   Toyota Motor Corp.                                         846,829
    12,890   UBS AG                                                   1,411,410
     2,400   Umicore S.A.                                               320,385
     3,950   Unibail                                                    688,112

   291,000   Unimicron Technology Corp.                                 379,169
    44,800   United Internet AG                                         638,335
    72,000   United Overseas Bank, Ltd.                                 709,078
    22,510   USG People N.V.                                          1,722,094
    17,430   Vacon Oyj                                                  491,447
     1,932   Vallourec S.A.                                           2,325,072
    48,900   Vedanta Resources PLC                                    1,240,074
     3,300   Volkswagen AG                                              230,835
    13,700   Woodside Petroleum, Ltd.                                   448,089
 1,202,000   Zijin Mining Group Co., Ltd.                               606,519
   143,700   Zinifex, Ltd.                                            1,077,252
     1,500   Zurich Financial Services AG                               328,479
                                                                   ------------
             TOTAL COMMON STOCKS (COST $84,426,992)                  94,010,601

             PREFERRED STOCKS (1.1%)
    47,400   ProsiebenSat.1 Media AG                                  1,182,978
                                                                   ------------
             TOTAL PREFERRED STOCKS (COST $1,240,244)                 1,182,978

             SHORT-TERM INVESTMENTS (7.3%)
 7,259,982   Brown Brothers Harriman Time Deposit, 4.50%,
             07/03/06 #                                               7,259,982
       856   Brown Brothers Harriman Time Deposit - Australian
             Dollar, 4.60%, 07/03/06 #                                      636
       342   Brown Brothers Harriman Time Deposit - British
             Pound, 3.54%, 07/03/06 #                                       633
       403   Brown Brothers Harriman Time Deposit - Canadian
             Dollar, 3.00%, 07/03/06 #                                      361
       725   Brown Brothers Harriman Time Deposit - Danish
             Krone, 1.65%, 07/03/06 #                                       124
     1,484   Brown Brothers Harriman Time Deposit - Euro, 1.70%,
             07/03/06 #                                                   1,898
     4,191   Brown Brothers Harriman Time Deposit - Hong Kong
             Dollar, 3.05%, 07/03/06 #                                      540
       232   Brown Brothers Harriman Time Deposit - Norwegian
             Kroner, 1.15%, 07/03/06 #                                       37
   244,023   Brown Brothers Harriman Time Deposit - Singapore
             Dollar, 1.95%, 07/03/06#                                   154,210
       507   Brown Brothers Harriman Time Deposit - Swedish
             Krona, 1.15%, 07/03/06 #                                        71
                                                                   ------------
             TOTAL SHORT-TERM INVESTMENTS (COST $7,418,463)           7,418,492

             Total Investments (Cost $93,085,699) 100.6%            102,612,071
             Liabilities less Other Assets (0.6%)                      (616,934)
                                                                   ------------
             TOTAL NET ASSETS 100.0%                               $101,995,137
                                                                   ============

The accompanying notes are an integral part of this Schedule of Investments.

Percentages noted above are based on net assets as of June 30, 2006.

(a)  Non-income producing security.

# BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2006

v All securities were fair valued (Note 1) as of June 30, 2006 unless noted with a v. Total value of securities fair valued was $93,053,837.

ADR  American Depositary Receipt

Notes to Schedules of Investments (unaudited)

June 30, 2006

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The ICON Asia-Pacific Region Fund ("Asia-Pacific Region Fund"), ICON Europe Fund ("Europe Fund") and ICON International Equity Fund ("International Equity Fund") are series funds (individually a "Fund" and collectively, the "Funds"). The Funds are part of the ICON Funds (the "Trust"), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end investment management company. The Asia-Pacific Region Fund and the Europe Fund offer Two classes of shares Class S and Class A. The International Equity Fund offers four classes of shares, Class I, Class C, Class Z and Class A. All classes have equal rights as to earnings, assets and voting privileges except that each Class may bear different distribution fees, registration costs and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. There are 14 other active funds within the Trust. Those funds are covered by separate prospectuses and shareholder reports.

Each Fund is authorized to issue an unlimited number of no par shares. The Funds primarily invest in foreign securities; the Asia-Pacific Region Fund and Europe Fund primarily invest in companies whose principal business activities fall within specific regions. The investment objective of each Fund is long-term capital appreciation.

The Funds may have elements of risk, including the loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. There are also risks associated with small- and mid-cap investing, including limited product lines, less liquidity, and small market share.

In addition, in the normal course of business the Funds may enter into various agreements that provide for general indemnifications. Each Fund's maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their Schedules of Investments.

Notes to Schedules of Investments

INVESTMENT VALUATION

The Funds' securities and other assets are valued at the closing price at the close of the regular trading session of the New York Stock Exchange (the "NYSE") (normally 4 p.m. Eastern time) each day the NYSE is open, except that (a) securities traded primarily on the NASDAQ Stock Market ("NASDAQ") are normally valued by a Fund at the NASDAQ Official Closing Price provided by NASDAQ each business day; and (b) any foreign investments in the Funds traded in countries outside of the Western Hemisphere are fair valued daily based on procedures established by the Funds' Board of Trustees ("Board") to avoid stale prices and to take into account, among other things, any significant events occurring after the close of a foreign market in those regions. The Funds use pricing services to report the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service quote of valuation is inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/ dealers. If market quotations from these sources are not readily available, the Funds' securities or other assets are valued at fair value as determined in good faith by the Funds' Board or pursuant to procedures approved by the Board. The valuation assigned to fair-valued securities for purposes of calculating a Fund's net asset value ("NAV") may differ from the security's most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Lacking any sales that day, the security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes from dealers making a market for the security. Options are valued at their closing mid-price on the principal market where the option is traded. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than sixty days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is a matrix system which considers such factors as security prices, yields, maturities and ratings. Short-term securities with remaining maturities of sixty days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the New York Stock Exchange are used to convert foreign security values into U.S. dollars.

Foreign securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Funds' adviser determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time a Fund calculates its net asset value.

                                               Notes to Schedules of Investments

REPURCHASE AGREEMENTS

Repurchase agreements, if held by the Funds, are fully collateralized by U.S. Government securities and such collateral is in the possession of the Funds' custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. No repurchase agreements were purchased or sold by the Funds during the quarter ended June 30, 2006.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange daily. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.

FORWARD FOREIGN CURRENCY CONTRACTS

The Funds may enter into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time with an agreed upon rate.

These contracts are marked-to-market daily. Net realized gains and losses on foreign currency transactions represent disposition of foreign currencies, and the difference between the amount recorded at the time of the transaction and the U.S. dollar amount actually received. The

Notes to Schedules of Investments

Funds did not enter into any foreign currency contracts during the quarter ended June 30, 2006.

FUTURES CONTRACTS

The Funds may invest in financial futures contracts for the purpose of hedging their existing securities or securities it intends to purchase against fluctuations in fair value caused by changes in prevailing markets. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. The Funds held no financial futures contracts during the quarter ended June 30, 2006.

OPTIONS TRANSACTIONS

Each Fund may write put and call options only if it owns an offsetting position in the underlying security. When a Fund writes a put or call option, an amount equal to the premium received is marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Each Fund may also purchase put and call options. When a Fund purchases a call or put option, an amount equal to the premium paid is marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium

                                               Notes to Schedules of Investments
originally paid. Written and purchased options are non-income producing securities. The Funds did not enter into any option transactions during the quarter ended June 30, 2006.

INCOME TAXES

The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes, or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends received by shareholders of the Funds which are derived from foreign source income and foreign taxes paid by the Funds are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Funds. Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date.

INVESTMENT TRANSACTIONS

Security transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes security transactions are accounted for on trade date. Gains and losses on securities sold are determined on the basis of identified cost.

ALLOCATION OF INCOME AND EXPENSES

Expenses which cannot be directly attributed to a specific fund in the Trust are apportioned between all funds based upon relative net assets. Each class of the International Equity Fund's bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class. In calculating the net asset value of the shares

Notes to Schedules of Investments
in the various classes of the International Equity Fund, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

                                               Notes to Schedules of Investments

                           ICON FUNDS - JUNE 30, 2006
                           INDUSTRY TABLE (UNAUDITED)

                                                                           SECTOR FUNDS
                              ------------------------------------------------------------------------------------------------------
                                                                                                  ICON
                                                                                                 LEISURE
                                   ICON                                                 ICON       AND
                                 CONSUMER    ICON     ICON      ICON        ICON    INFORMATION CONSUMER    ICON          ICON
                              DISCRETIONARY ENERGY FINANCIAL HEALTHCARE INDUSTRIALS  TECHNOLOGY  STAPLES MATERIALS TELECOMMUNICATION
INDUSTRY                           FUND      FUND     FUND      FUND        FUND        FUND      FUND      FUND    & UTILITIES FUND
--------                      ------------- ------ --------- ---------- ----------- ----------- -------- --------- -----------------
Advertising
Aerospace & Defense                                                        14.6%        1.4%                              3.4%
Agriculture Products                                                                               5.8%
   Air Freight & Logistics                                                  7.9%
Airlines                                                                    3.3%
Aluminum                                                                                                    6.5%
Apparel Accessories & Luxury
   Goods                           7.7%
Apparel Retail                    13.8%                                                            2.3%
Application Software                                                                    5.8%
Asset Management & Custody
   Banks                                              5.7%
Auto Parts & Equipment             7.2%
   Automobile Manufacturers        5.9%
Automotive Retail                  6.3%
Biotechnology                                                    9.4%
   Brewers
Broadcast & Cable TV               1.2%                                                           14.7%                   1.3%
Building Products                                                           5.6%
Casinos & Gaming                                                                                   5.6%
Catalog Retail                     0.5%                                                            0.7%
   Coal & Consumable Fuels                    5.3%                                                          5.0%          3.0%
Commercial Printing
Commodity Chemicals                                                                                         3.7%
Communications Equipment                                                               12.1%                              3.7%
Computer & Electronics Retail      0.3%                                                            0.9%
Computer Hardware                                                                      10.8%
Computer Storage &
   Peripherals                                                                          6.8%
Construction & Engineering
Construction & Farm Machinery
   & Heavy Trucks                                                           9.5%                   1.1%     2.2%
Construction Materials             0.3%       0.8%                                                          5.2%
   Consumer Electronics            2.0%                                                                                   1.0%
Consumer Finance                                     11.6%
Data Processing & Outsourced
   Services                                                                            12.7%
Department Stores                  5.7%
Distillers & Vintners                                                                              1.2%
Distributors                       1.1%
Diversified Banks                                    12.3%
Diversified Capital Markets                           7.0%
Diversified Chemicals                                                                                      11.7%
Diversified Commercial &
   Professional Services                                                    1.2%
Diversified Metals & Mining                                                                                 9.7%
Drug Retail                                                      0.8%                              3.6%
Education Services                 1.2%
Electric Utilities                                                                                                       13.3%
Electrical Components &
   Equipment                                                                1.4%
Electronic Equipment
   Manufacturers                                                                        7.5%                              0.7%
Electronic Manufacturing
   Services                                                                             1.7%
Environmental & Facilities
   Services
Fertilizers & Agricultural
   Chemicals
Food Distributors                                                                                  4.3%
Food Retail                                                                                        3.9%
Footwear                           6.3%                                                            1.1%
Gas Utilities                                                                                                             1.1%
General Merchandise Stores         4.8%
Gold                                                                                                        4.5%
Health Care Distributors                                        14.5%
Health Care Equipment                                            8.1%
Health Care Facilities                                           6.8%
Health Care Services
Health Care Supplies                                            18.7%
Health Care Technology                                           2.9%

                           ICON FUNDS - JUNE 30, 2006
                           INDUSTRY TABLE (UNAUDITED)

                                                                           SECTOR FUNDS
                              ------------------------------------------------------------------------------------------------------
                                                                                                  ICON
                                                                                                 LEISURE
                                   ICON                                                 ICON       AND
                                 CONSUMER    ICON     ICON      ICON        ICON    INFORMATION CONSUMER    ICON          ICON
                              DISCRETIONARY ENERGY FINANCIAL HEALTHCARE INDUSTRIALS  TECHNOLOGY  STAPLES MATERIALS TELECOMMUNICATION
INDUSTRY                           FUND      FUND     FUND      FUND        FUND        FUND      FUND      FUND    & UTILITIES FUND
--------                      ------------- ------ --------- ---------- ----------- ----------- -------- --------- -----------------
Home Building                      1.0%
Home Entertainment Software
Home Furnishings                   5.2%
Home Improvement Retail            3.5%
Home Furnishing Retail             6.3%
Hotels, Resorts & Cruise
   Lines                                                                                           5.8%
Household Appliances               2.7%
Household Products
Housewares & Specialties           1.5%
Human Resource & Employment
   Services                                                                 3.0%
Hypermarkets & Super Centers                                                                       3.7%
Independent Power Producers &
   Energy Traders                                                                                                         4.5%
Industrial Conglomerates                                                    0.2%
Industrial Gases                                                                                            0.6%
Industrial Machinery                                                       18.0%
Insurance Brokers
Integrated Oil & Gas                         17.8%
Integrated Telecommunication
   Services                                                                                                              34.4%
   Internet Retail
Internet Software Services                                                              9.6%       1.8%
Investment Banking &
   Brokerage                                         11.0%
IT Consulting & Other
   Services                                                                             6.8%
Leisure Facilities                                                                                 1.3%
Leisure Products                   0.2%                                                            5.5%
Life & Health Insurance                               5.6%
Life Science Tools & Services                                    7.0%
Managed Health Care
Marine                                                                      1.5%
Metal & Glass Containers                                                                                    5.4%
   Mortgage Reits                                    11.5%
   Motorcycle Manufacturers        1.1%                                                            1.0%
Movies & Entertainment                                                                             5.1%
Multi-Line Insurance                                  3.1%
Multi-Utilities                                                                                                          17.8%
Office Electronics                                                                      2.8%
Office Services & Supplies
Oil & Gas Drilling                           23.6%
Oil & Gas Equipment &
   Services                                  27.4%                                                                        1.3%
Oil & Gas Exploration &
   Production                                19.2%
Oil & Gas Refining &
   Marketing
Oil & Gas Storage &
   Transportation                             4.0%
Other Diversified Financial
   Services                                          12.9%
Packaged Foods & Meats                                                                             7.6%
   Paper Packaging                                                                                          4.8%
Paper Products
   Personal Products                                                                               1.5%
Pharmaceuticals                                                 26.7%
Photographic Products
   Precious Metals & Minerals
Property & Casualty Insurance                         1.0%
Publishing                                                                                         3.9%
Railroads                                                                  15.5%                            4.8%
Real Estate Investment Trusts
Regional Banks                                        3.1%
Reinsurance
Restaurants                                                                                        6.8%
Semiconductor Equipment                                                                 3.7%
Semiconductors                                                                         11.0%
Soft Drinks                                                                                        6.2%
Specialized Consumer Services      2.4%                          0.9%
Specialized Finance                                   2.9%
Specialty Chemicals                                                                                        16.1%
Specialty Stores                  11.3%                                                            3.0%
Steel                                                                                                      18.1%
Systems Software
Technology Distributors            0.4%                                                 7.0%                              0.4%
Thrifts & Mortgage Insurance                         11.3%
Tire & Rubber
Tobacco                                                                                            1.7%
Trading Companies &
   Distributors                                                             6.8%
Trucking                                                                   10.6%
Water Utilities                                                                                                           1.7%
Wireless Telecommunication
   Services                                                                                                               7.7%
                                  ----       ----    ----       ----       ----        ----      -----     ----          ----
                                  99.9%      98.1%   99.0%      95.8%      99.1%       99.7%     100.1%    98.3%         95.3%

Percentages are based upon net assets.

                           ICON FUNDS - JUNE 30. 2006
                           INDUSTRY TABLE (UNAUDITED)

                                                                         DIVERSIFIED & INTERNATIONAL FUNDS
                                                  -------------------------------------------------------------------------------
                                                      ICON       ICON       ICON        ICON        ICON      ICON       ICON
                                                      CORE     COVERED     EQUITY    LONG/SHORT ASIA-PACIFIC EUROPE INTERNATIONAL
                     Industry                     EQUITY FUND CALL FUND INCOME FUND*    FUND     REGION FUND  FUND   EQUITY FUND
------------------------------------------------- ----------- --------- ------------ ---------- ------------ ------ -------------
   Advertising
   Aerospace & Defense                                0.6%       2.0%       1.8%        2.0%
   Agriculture Products                                                     1.0%                               1.0%      0.7%
Air Freight & Logistics                               2.0%       2.2%       2.4%        0.4%        0.3%       1.6%      1.7%
   Airlines                                           1.1%       1.3%                   1.3%
   Aluminum                                           2.6%       0.9%       0.9%        2.1%
   Apparel Accessories & Luxury Goods                 1.9%       1.0%       2.2%        1.4%                   0.5%
   Apparel Retail                                     2.4%       2.8%       2.8%        1.0%        0.8%       0.3%      0.6%
   Application Software
   Asset Management & Custody Banks                   2.5%       1.1%       0.7%        0.7%                   1.8%      1.1%
   Auto Parts & Equipment                             2.1%       1.3%       1.6%                               0.8%
Automobile Manufacturers                              0.9%       0.9%       1.0%                    2.1%       1.5%      1.4%
   Automotive Retail                                  1.3%       1.6%                   0.5%
   Biotechnology                                      1.1%       0.7%                   0.3%
Brewers                                                                                             0.8%       2.3%      1.1%
   Broadcast & Cable TV                               1.8%       0.9%       0.9%                               2.5%      1.2%
   Building Products                                  1.5%       0.6%       1.0%        1.9%        0.4%       0.3%      0.3%
   Casinos & Gaming                                                                                            0.4%
   Catalog Retail                                     0.6%       0.7%
Coal & Consumable Fuels                                          2.3%                   2.4%
   Commercial Printing                                                                              0.8%
   Commodity Chemicals                                                                              3.0%                 1.3%
   Communications Equipment                           3.3%       2.5%       1.0%        1.4%        1.9%       0.8%      1.3%
   Computer & Electronics Retail
   Computer Hardware                                  0.6%       0.9%       1.1%        0.3%        2.8%                 1.9%
   Computer Storage & Peripherals                     1.9%       1.7%       1.0%        1.6%
   Construction & Engineering                                                                       1.1%       2.4%      1.9%
   Construction & Farm Machinery & Heavy Trucks       2.1%       2.6%       3.0%                    3.0%                 0.9%
   Construction Materials                                        0.6%                   0.4%        1.0%       2.9%      2.3%
Consumer Electronics                                  1.0%       0.7%                               2.5%                 0.6%
   Consumer Finance                                   2.5%       1.7%                   1.6%
   Data Processing & Outsourced Services              1.3%       1.3%                   1.1%
   Department Stores                                  1.3%       1.0%                                          1.9%      0.5%
   Distillers & Vintners                                                                0.5%
   Distributors
   Diversified Banks                                  1.6%       1.1%       1.8%                    6.0%      12.6%      8.5%
   Diversified Capital Markets                        0.9%       0.7%       1.7%        2.8%                   4.4%      3.1%
   Diversified Chemicals                              1.1%       0.2%       0.9%                    0.9%       0.6%
   Diversified Commercial & Professional Services     0.2%                  0.8%                    0.5%       1.2%      0.5%
   Diversified Metals & Mining                        1.5%       2.5%       2.0%        2.4%        4.3%       3.8%      4.0%
   Diversified Reits                                                                                           1.2%      0.7%
   Drug Retail                                        0.8%       1.5%
   Education Services                                                                               2.2%                 0.7%
   Electric Utilities                                 0.4%       0.8%       1.6%                    4.0%       3.7%      4.1%
   Electrical Components & Equipment                                        0.9%                    2.1%       1.7%      2.5%
   Electronic Equipment Manufacturers                 1.7%       0.4%                               0.3%                 0.3%
   Electronic Manufacturing Services                                                                1.7%                 0.4%
   Environmental & Facilities Services                                                                         1.4%      0.9%
   Fertilizers & Agricultural Chemicals
   Food Distributors
   Food Retail                                                                          0.8%
   Footwear                                           0.9%       0.6%       0.7%                               0.8%      0.6%
   Gas Utilities                                                                                    3.5%                 1.1%

                       Percentages are based on Net Assets

                           ICON FUNDS - JUNE 30, 2006
                           INDUSTRY TABLE (UNAUDITED)

                                                                       DIVERSIFIED & INTERNATIONAL FUNDS
                                                -------------------------------------------------------------------------------
                                                    ICON       ICON       ICON        ICON        ICON      ICON       ICON
                                                    CORE     COVERED     EQUITY    LONG/SHORT ASIA-PACIFIC EUROPE INTERNATIONAL
                    Industry                    EQUITY FUND CALL FUND INCOME FUND*    FUND     REGION FUND  FUND   EQUITY FUND
----------------------------------------------- ----------- --------- ------------ ---------- ------------ ------ -------------
   General Merchandise Stores                       0.9%       1.5%       0.8%        2.4%
   Gold                                                        0.3%       0.9%                    1.5%                 0.6%
   Health Care Distributors                         2.6%       2.0%       0.7%        1.5%        2.5%      0.8%       2.3%
   Health Care Equipment                                       0.2%       0.8%                    0.6%      1.6%       0.5%
   Health Care Facilities                           0.9%       1.4%       1.6%        2.8%                  0.6%
   Health Care Services
   Health Care Supplies                                                                           0.7%                 0.6%
   Heavy Electrical Equipment                                                                     1.8%                 0.7%
   Home Building
   Home Entertainment Software
   Home Furnishings                                            1.3%       0.9%
   Home Improvement Retail                                     0.4%                   1.8%        0.5%
   Home Furnishing Retail                           1.2%       1.2%
   Hotels, Resorts & Cruise Lines
   Household Appliances                             0.7%       0.5%       0.8%        1.4%
   Household Products                                                     1.5%                              1.8%       1.0%
   Housewares & Specialties
   Human Resource & Employment Services                                               0.4%                  3.8%       2.6%
   Hypermarkets & Super Centers                     0.9%                  1.0%
   Independent Power Producers & Energy Traders                           1.9%
   Industrial Conglomerates                                                                       0.7%
   Industrial Gases
   Industrial Machinery                                                   1.9%                    2.5%      4.8%       3.1%
   Insurance Brokers
   Integrated Oil & Gas                                                   1.8%                    1.1%      2.3%       2.5%
   Integrated Telecommunication Services            0.4%       1.0%       2.9%                              1.3%       1.5%
Internet Retail
   Internet Software Services                       1.5%       1.9%       1.0%        2.2%                  0.7%       0.6%
   Investment Banking & Brokerage                   1.6%       2.9%       3.2%        2.9%        0.5%                 0.4%
   IT Consulting & Other Services                   0.9%       1.9%       0.7%        0.4%
   Leisure Facilities
   Leisure Products                                 0.7%       0.6%                   1.4%        2.3%      1.0%       1.7%
   Life & Health Insurance                          0.9%       2.0%       1.5%        0.7%        3.0%                 1.0%
   Life Sciences Tools & Services                              0.3%
   Managed Health Care
   Marine                                           0.9%       0.6%                               0.1%                 0.3%
   Metal & Glass Containers                         0.9%
Mortgage Reits                                      2.4%       2.4%       4.1%        1.2%
Motorcycle Manufacturers                                                  0.9%
   Movies & Entertainment                                                                                   0.5%
   Multi-Line Insurance                             0.7%       2.2%       0.5%        1.1%                  2.2%       1.0%
   Multi-Utilities                                  1.0%                  1.0%                              2.6%       1.7%
   Office Electronics                                                     0.8%                    2.5%                 0.9%
   Office Services & Supplies
   Oil & Gas Drilling                               3.7%       3.5%       2.3%        3.6%
   Oil & Gas Equipment & Services                   5.0%       3.6%                   3.0%        0.8%      2.7%       1.6%
   Oil & Gas Exploration & Production               1.0%       1.6%                   3.1%        1.9%      0.6%       0.9%
   Oil & Gas Refining & Marketing
   Oil & Gas Storage & Transportation               0.5%       0.6%       2.5%
   Other Diversified Financial Services             2.3%       2.2%       5.4%        2.2%                  1.3%       0.9%
   Packaged Foods & Meats                                                 1.0%                    2.0%                 1.8%
Paper Packaging                                                           0.4%                              0.6%
   Paper Products

                      Percentages are based on Net Assets.

                           ICON FUNDS - JUNE 30, 2006
                           INDUSTRY TABLE (UNAUDITED)

                                                                       DIVERSIFIED & INTERNATIONAL FUNDS
                                                -------------------------------------------------------------------------------
                                                    ICON       ICON       ICON        ICON        ICON      ICON       ICON
                                                    CORE     COVERED     EQUITY    LONG/SHORT ASIA-PACIFIC EUROPE INTERNATIONAL
                    Industry                    EQUITY FUND CALL FUND INCOME FUND*    FUND     REGION FUND  FUND   EQUITY FUND
----------------------------------------------- ----------- --------- ------------ ---------- ------------ ------ -------------
Personal Products                                                                                  1.3%                0.8%
   Pharmaceuticals                                  1.2%        0.6%       2.5%        1.9%        3.0%      4.2%      4.3%
   Photographic Products                                                               0.6%        1.0%                0.7%
Precious Metals & Minerals
   Property & Casualty Insurance                    0.7%        0.6%       0.5%                    1.0%      0.7%      0.7%
   Publishing
   Railroads                                        3.7%        4.6%       2.8%        3.4%        1.7%                1.3%
   Real Estate Investment Trusts
   Real Estate Management & Development                                                            2.2%                1.4%
   Regional Banks                                               2.8%       0.9%        4.1%
   Reinsurance
   Restaurants                                      1.2%        0.7%
   Semiconductor Equipment                                                                         1.2%
   Semiconductors                                   2.2%        1.7%       1.0%        1.7%        2.9%                0.8%
   Soft Drinks                                      0.8%        1.8%                   2.2%        1.4%
   Specialized Consumer Services                                           1.0%
   Specialized Finance                              1.4%
   Specialty Chemicals                                                                                       2.1%      0.5%
   Specialty Stores                                 2.7%        2.0%                   3.1%        0.5%
   Steel                                                        1.9%       0.8%        1.5%        4.1%      2.9%      3.2%
   Systems Software
   Technology Distributors
   Thrifts & Mortgage Finance                                                                                1.2%      0.4%
   Thrifts & Mortgage Insurance                     1.7%        0.6%       0.9%
   Tire & Rubber
   Tobacco                                                                                         1.1%      2.1%      1.3%
   Trading Companies & Distributors                 2.7%        1.1%       1.9%        1.1%        2.3%
   Trucking                                         3.0%        2.7%       1.9%        1.8%
   Water Utilities                                                         0.9%        1.3%                  2.1%      0.9%
   Wireless Telecommunication Services              0.7%        2.0%       0.8%        1.3%        1.5%                2.6%
                                                   ----       -----       ----        ----        ----      ----      ----
                                                   99.1%      100.3%      91.5%       83.0%       96.2%     96.9%     93.3%

                      Percentages are based on Net Assets.

* Equity Income Fund percentages are based upon common stock positions and net assets

                           ICON FUNDS - JUNE 30, 2006
                            SECTOR TABLE (UNAUDITED)

                                                             DIVERSIFIED & INTERNATIONAL FUNDS
                                 ----------------------------------------------------------------------------------------

                                                                                    ICON EQUITY               ICON EQUITY
                                        ICON     ICON    ICON EQUITY   ICON EQUITY  INCOME FUND  ICON EQUITY  INCOME FUND
                                 ICON   CORE   COVERED     INCOME      INCOME FUND  CONVERTIBLE  INCOME FUND  CONVERTIBLE
                                 BOND  EQUITY    CALL    FUND COMMON    CORPORATE    CORPORATE    PREFERRED    PREFERRED
             Sector              FUND   FUND     FUND      STOCKS         BONDS        BONDS        STOCKS       STOCKS
-------------------------------  ----  ------  -------  ------------  ------------  -----------  -----------  -----------
Consumer Discretionary            NA    18.0%    17.5%      12.7%         0.0%          0.0%         0.0%         0.0%
Energy                            NA    10.2%    11.6%       6.6%         0.0%          0.0%         0.0%         0.0%
Financial                         NA    19.1%    20.3%      21.6%         0.0%          0.0%         0.0%         0.0%
Healthcare                        NA     5.8%     5.2%       5.6%         0.0%          0.0%         0.0%         0.0%
Industrials                       NA    17.7%    17.7%      18.4%         0.0%          0.0%         0.0%         0.7%
Information Technology            NA    13.5%    12.3%       6.2%         0.0%          0.4%         0.0%         0.0%
Leisure and Consumer Staples      NA     6.2%     5.5%       5.4%         2.6%          0.0%         0.0%         0.0%
Materials                         NA     6.1%     6.4%       5.9%         0.0%          0.0%         0.0%         0.0%
Telecommunication and Utilities   NA     2.5%     3.8%       9.1%         0.0%          0.0%         0.0%         0.0%
                                        ----    -----       ----          ---           ---          ---          ---
                                        99.1%   100.3%      91.5%         2.6%          0.4%         0.0%         0.7%

                                                  DIVERSIFIED & INTERNATIONAL FUNDS
                                 ------------------------------------------------------------------
                                    ICON EQUITY
                                    INCOME FUND
                                  U.S. GOVERNMENT    ICON
                                 & U.S. GOVERNMENT  LONG/      ICON                       ICON
                                       AGENCY       SHORT  ASIA-PACIFIC     ICON      INTERNATIONAL
             Sector                    BONDS         FUND   REGION FUND  EUROPE FUND   EQUITY FUND
-------------------------------  -----------------  -----  ------------  -----------  -------------
Consumer Discretionary                  0.0%        11.6%       8.6%         5.8%          4.4%
Energy                                  0.0%        12.1%       3.8%         5.6%          5.0%
Financial                               4.8%        17.3%      12.6%        25.5%         19.4%
Healthcare                              0.0%         6.5%       6.9%         7.1%          7.7%
Industrials                             0.0%        12.4%      17.3%        17.2%         16.6%
Information Technology                  0.0%         8.7%      13.3%         1.5%          6.1%
Leisure and Consumer Staples            0.0%         5.5%       9.9%        11.6%         10.3%
Materials                               0.0%         6.4%      14.8%        12.9%         11.9%
Telecommunication and Utilities         0.0%         2.6%       9.0%         9.7%         11.9%
                                        ---         ----       ----         ----          ----
                                        4.8%        83.0%      96.2%        96.9%         93.3%

Percentages are based upon net assets.

                           ICON FUNDS - JUNE 30, 2006
                            COUNTRY TABLE (UNAUDITED)

                                       INTERNATIONAL FUNDS
                           ------------------------------------------
                               ICON                          ICON
                           ASIA-PACIFIC       ICON      INTERNATIONAL
         Country            REGION FUND   EUROPE FUND    EQUITY FUND
         -------           ------------   -----------   -------------
Australia                       4.9%           --            1.5%
Austria                          --           3.2%           2.0%
Bahamas                          --            --             --
Belgium                          --           3.6%           2.1%
Bermuda                          --            --             --
Brazil                           --            --            0.7%
British Virgin Islands           --            --             --
Canada                           --            --            2.1%
Cayman Islands                   --            --             --
China                           9.8%           --            4.6%
Denmark                          --           0.6%           9.1%
Finland                          --           1.5%           0.9%
France                           --          10.2%           7.0%
Germany                          --          17.8%
Greece                           --           3.4%           2.3%
Hong Kong                       7.8%           --            3.6%
India                           0.0%           --             --
Indonesia                       2.8%           --            0.5%
Ireland                          --            --             --
Israel                           --            --             --
Italy                            --           4.6%           2.4%
Japan                          47.7%           --           16.7%
Luxembourg                       --            --             --
Malaysia                        1.3%           --            1.0%
Mexico                           --            --            1.5%
Netherlands                      --          12.9%           9.3%
New Zealand                     0.3%                          --
Norway                           --           2.0%           0.5%
Philippines                      --                           --
Poland                           --           2.2%            --
Portugal                         --           0.5%            --
Russia                           --
Singapore                       3.9%           --            1.2%
South Korea                     9.2%           --            3.3%
Spain                            --           1.6%           1.7%
Sweden                           --           2.9%
Switzerland                      --          10.5%           4.6%
Taiwan                          8.1%           --            4.0%
Thailand                        0.4%
United Kingdom                   --          19.4%          10.7%
United States of America
                               ----          ----           ----
                               96.2%         96.9%          93.3%

Percentages are based on net assets.

ICON BOND FUND RATINGS
JUNE 30, 2006
(UNAUDITED)

          % OF NET
RATING*    ASSETS
-------   --------
A1           6.9%
A2           7.9%
A3          12.8%
AA2          0.2%
AA3          7.7%
AAA         28.4%
B1           1.1%
B2           1.5%
B3           1.4%
BA1          6.7%
BA2          2.6%
BA3          5.0%
BAA1         2.5%
BAA2         3.8%
BAA3         5.5%
            ====
TOTAL       94.0%

*    RATINGS BASED ON TOTAL INVESTMENTS LESS SHORT-TERM SECURITIES.

*    RATINGS BASED ON MOODY'S

                           ICON FUNDS - JUNE 30, 2006
                                FEDERAL TAX COST
                                   (UNAUDITED)

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal tax purposes as of June 30, 2006, were as follows:

                                                         Unrealized      Unrealized     Net Appreciation
Fund                                          Cost      Appreciation   (Depreciation)    (Depreciation)
----                                      -----------   ------------   --------------   ----------------
ICON Consumer Discretionary Fund          229,456,477     17,475,920    (13,688,782)        3,787,138
ICON Energy Fund                          671,485,824    325,552,860    (12,188,931)      313,363,929
ICON Financial Fund                       232,490,487     24,740,920     (4,788,914)       19,952,006
ICON Healthcare Fund                      503,407,358     92,362,457    (22,938,966)       69,423,491
ICON Industrials Fund                     182,504,931     52,502,235     (3,973,074)       48,529,161
ICON Information Technology Fund          192,592,435     33,104,062     (7,139,058)       25,965,004
ICON Leisure and Consumer Staples Fund     56,493,608      3,356,226     (1,580,952)        1,775,274
ICON Materials Fund                       147,473,392     25,714,575     (1,393,324)       24,321,251
ICON Telecommunication & Utilities Fund    60,342,728      4,322,317       (939,940)        3,382,377
ICON Asia-Pacific Region Fund             127,566,203     16,840,170     (3,951,321)       12,888,849
ICON Europe Fund                           75,904,537      9,618,511     (1,986,601)        7,631,910
ICON International Equity Fund             93,205,507     11,724,659     (2,318,095)        9,406,564
ICON Bond Fund                             91,662,450        469,862     (1,951,424)       (1,481,562)
ICON Core Equity Fund                     185,981,833     27,619,654     (4,999,945)       22,619,709
ICON Covered Call Fund                     57,503,174      8,364,475     (2,356,794)        6,007,681
ICON Equity Income Fund                   124,876,140     13,590,826     (2,135,807)       11,455,019
ICON Long/Short Fund                      140,630,609     17,758,422     (8,848,147)        8,910,275

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ICON Funds


By (Signature and Title)* /s/ Craig T. Callahan
                          -------------------------------------
                          Craig T. Callahan, President and
                          Chief Executive Officer
                          (Principal Executive Officer)

Date August 22, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Craig T. Callahan
                          -------------------------------------
                          Craig T. Callahan, President and
                          Chief Executive Officer
                          (Principal Executive Officer)

Date August 22, 2006


By (Signature and Title)* /s/ Erik L. Jonson
                          -------------------------------------
                          Erik L. Jonson, Vice President,
                          Chief Financial Officer and Treasurer
                          (Principal Financial Officer and
                          Principal Accounting Officer)

Date August 22, 2006

* Print the name and title of each signing officer under his or her signature.